UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02790

Franklin California Tax-Free Income Fund
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906
(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906
(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 2/28

Date of reporting period: 2/28/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report and Shareholder Letter
Franklin California
Tax-Free Income Fund
February 28, 2023
Sign up for electronic delivery at franklintempleton.com/edelivery

Not FDIC Insured May Lose Value No Bank Guarantee
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Annual Report
1
Shareholder Letter
Dear Shareholder:
During the 12 months ended February 28, 2023, the U.S.
economy showed mixed results as it continued to recover
from the COVID-19 pandemic amid declining unemployment,
rising wages and higher personal consumption. Although
U.S. gross domestic product contracted in 2022’s first
and second quarters given declines in inventory and
business investment, it grew in the remainder of the year
as the trade deficit narrowed and consumer spending
continued to expand. Inflation rose through June 2022,
largely due to pandemic-related supply-chain issues and
higher energy prices exacerbated by Russia’s invasion of
Ukraine. However, inflation eased later in the period due to intervention by the U.S. Federal Reserve (Fed) and falling
commodity prices.
To combat high inflation, the Fed ended monthly asset
purchases in March 2022 and raised the federal funds rate
at every meeting during the 12-month reporting period,
increasing it by a total of 4.50% (from a range of 0.00%–
0.25% to 4.50%–4.75% by period-end). The Fed also
stated its intention to continue reducing its U.S. Treasury, government agency debt and agency mortgage-backed
securities holdings, and it anticipated ongoing federal funds rate increases would be appropriate to return inflation to its
2% goal.
During the 12-month period, municipal bonds, as measured
by the Bloomberg Municipal Bond Index, posted a -5.10%
total return, influenced by fixed income market volatility
and tighter monetary policy, resulting in net outflows from
municipals, though demand has been strong so far in 2023.
1
Despite mixed signs from the U.S. economy, municipal
bond fundamentals remained strong due to prudent fiscal
management and many issuers reporting budget surpluses
for 2022 in addition to federal government transfers.
Franklin California Tax-Free Income Fund’s annual report
includes more detail about municipal bond market conditions
and a discussion from the portfolio managers. In addition, on our website, franklintempleton.com , you can find updated
commentary by our municipal bond team. Municipal bonds
provide tax-free income and often diversification from other types of investments. Despite periods of volatility, municipal bonds historically have had a solid long-term record of
performance, driven mostly by their compounding tax-free
income component. As you know, all securities markets
fluctuate, as do mutual fund share prices.
As always, we recommend investors consult their financial
professionals for up-to-date advice on their holdings. In
a constantly changing market environment, we remain
committed to our disciplined strategy as we manage the
Fund, keeping in mind the trust you have placed in us.
We appreciate your confidence in us and encourage you
to contact us or your financial professional when you
have questions about your Franklin Templeton tax-free
investment.
Sincerely,
Gregory E. Johnson
Chairman
Franklin California Tax-Free Income Fund
Ben Barber
Senior Vice President
Director of Municipal Bonds
This letter reflects our analysis and opinions as of February
28, 2023, unless otherwise indicated. The information is
not a complete analysis of every aspect of any market,
state, industry, security or fund. Statements of fact are from sources considered reliable.
1. Source: Morningstar.
See www.franklintempletondatasources.com for additional data provider information.

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Annual Report

Contents
Annual Report
Franklin California Tax-Free Income Fund 3
Performance Summary 5
Your Fund’s Expenses 8
Financial Highlights and Schedule of Investments 9
Financial Statements 39
Notes to Financial Statements 43
Report of Independent Registered
Public Accounting Firm 53
Tax Information 54
Board Members and Officers 55
Shareholder Information 60
Visit franklintempleton.com for fund updates, to
access your account, or to find helpful financial
planning tools.

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Annual Report
ANNUAL REPORT
Franklin California Tax-Free Income Fund
This annual report for Franklin California Tax-Free Income
Fund covers the fiscal year ended February 28, 2023.
Your Fund’s Goal and Main Investments
The Fund seeks to provide investors with as high a level
of income exempt from federal income taxes, including
alternative minimum tax, and exempt from California
personal income taxes for California residents as is
consistent with prudent investment management and the
preservation of shareholders’ capital by normally investing at least 80% of its total assets in investment-grade municipal
securities that pay interest free from such taxes.

Performance Overview
The Fund’s Class A share price, as measured by net asset
value, decreased from $7.44 on February 28, 2022, to
$6.73 on February 28, 2023. The Fund’s Class A shares
paid dividends totaling 21.6998 cents per share for the
reporting period.

The Performance Summary beginning
on page 5 shows that at the end of this reporting period
the Fund’s Class A shares’ distribution rate was 3.02%,
based on an annualization of February’s 1.7620 cents per
share monthly dividend and the maximum offering price
of $6.99 on February 28, 2023. An investor in the 2023
maximum combined effective federal and California personal
income tax bracket of 53.10% (including 3.80% Medicare
tax) would need to earn a distribution rate of 6.44% from
a taxable investment to match the Fund’s Class A tax-free
distribution rate. For other performance data, please see the
Performance Summary.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown. For most recent month-end performance, go
to franklintempleton.com or call (800) 342-5236 .
Municipal Bond Market Overview
During the 12 months ending February 28, 2023, the U.S.
Federal Reserve (Fed) continued to battle surging inflation, which started to come down from its peak of 9.1% year-
over-year in June 2022. After hiking the federal funds rate
by 75 basis points (bps) at each of its meetings from May
through November 2022, the Fed decreased the size of its
increases to 50 bps in December and 25 bps in February
2023. Despite investor optimism late in 2022 that peak
hawkishness had been reached, a surprisingly resilient labor market in early 2023 dampened confidence that inflation
would quickly return to the Fed’s 2% target.
The municipal bond (muni) market witnessed a very
challenging year in 2022 as the Fed’s monetary policy
tightening put downward pressure on this long-duration
sector. High levels of volatility resulted in significant outflows from muni retail vehicles until the end of 2022. The first two months of 2023 saw a reversal of this trend, with strong
investor demand meeting reduced supply and leading to
positive absolute returns year-to-date. Credit fundamentals
remained strong, as many issuers benefited from federal
aid received during the COVID-19 crisis and from the
subsequent economic recovery.
For the 12-month period, U.S. fixed income sectors saw
mixed performance relative to equities, as measured by
the Standard & Poor’s
®
500 Index, which posted a -7.72%
total return for the period.
3
Investment-grade munis, as
measured by the Bloomberg Municipal Bond Index, posted
a -5.10% total return, while U.S. Treasuries, as measured by the Bloomberg U.S. Treasury Index, posted a -10.08% total
return, and investment-grade corporate bonds, as measured
by the Bloomberg U.S. Corporate Investment Grade Index,
posted a -10.43% total return.

State Update
California’s large, diverse economy slowed during the
12-month period, although economic growth surpassed the
national rate and rebounded in the third quarter of 2022.
The state’s economy is more volatile than other states
1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form
W-8BEN.
2. The distribution amount is the sum of all net investment income distributions for the period shown. Assumes shares were purchased and held for the entire accrual period.
Since dividends accrue daily, your actual distributions will vary depending on the date you purchased your shares and any account activity. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
14
.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
and tends to contract further during economic downturns.
California’s unemployment rate began the period at 4.7%
and ended at 4.3%, compared with the 3.6% national rate.
Although reserves and liquidity reached historic highs,
state revenues lagged the fiscal 2023 forecast as personal
income tax collections declined and the falling stock market decreased capital gains taxes. Income taxes are the state's
primary source of general fund revenue, consisting primarily of taxes on the highest earners, including capital gains.
California’s net tax-supported debt was $2,458 per capita
and 3.2% of personal income, compared with the $1,179
and 2.1% national medians, respectively.

Independent
credit rating agency Moody’s Investors Service assigned
California’s general obligations bonds an Aa2 rating with
a stable outlook.
5
The rating reflected Moody’s view of the
state’s large and diverse economy, healthy budget reserves
and strong liquidity. Moody’s also noted challenges, including high revenue volatility given the state’s disproportionate
dependence on income taxes, constrained flexibility to adjust spending and raise revenue, and above-average debt and
fixed cost burdens.
*Does not include cash and cash equivalents.
Investment Strategy
We select securities that we believe will provide the best
balance between risk and return within the Fund’s range of
allowable investments and typically invest with a long-term
time horizon. This means we generally hold securities in the
Fund’s portfolio for income purposes, although we may sell a security at any time if we believe it could help the Fund meet its goal.
Manager’s Discussion
Based on the combination of our value-oriented philosophy
of investing primarily for income and a positive-sloping
municipal yield curve, we favored the use of longer-term
bonds. Consistent with our strategy, we sought to purchase
bonds that ranged from 10 to 30 years in maturity with good
call features. We believe our conservative, buy-and-hold
investment strategy can help us achieve high, current, tax-
free income for shareholders.
Thank you for your continued participation in Franklin
California Tax-Free Income Fund. We look forward to serving
your future investment needs.
The foregoing information reflects our analysis, opinions
and portfolio holdings as of February 28, 2023, the end
of the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
2/28/23
% of Total
Investments*
Transportation 24.48%
Local 12.58%
Utilities 10.08%
Refunded 9.21%
Health Care 9.14%
Housing 8.71%
Education 8.69%
Special Tax 5.67%
State General Obligation 4.41%
Industrial Dev. Revenue and Pollution Control 3.82%
Lease 2.20%
Other Revenue Bonds 1.01%
4. Source: Moody’s Investors Service, States – U.S.: Debt, pension and OPEB liabilities all up in fiscal 2021 , 9/7/22.
5. This does not indicate Moody’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

Performance Summary as of February 28, 2023
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
The performance tables and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 2/28/23
1
Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 3.75% and the minimum is 0%. Class A: 3.75% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit
franklintempleton.com.
Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236 .
Share Class
Cumulative
Total Return
2
Average Annual
Total Return
3
–
A
4,5
1-Year -6.62% -10.12%
5-Year +7.33% +0.65%
10-Year +25.67% +1.92%
Advisor
1-Year -6.40% -6.40%
5-Year +8.44% +1.63%
10-Year +27.84% +2.49%
Share Class
Distribution
Rate
6
Taxable Equivalent
Distribution Rate
7
30-Day
Standardized
Yield
8
Taxable Equivalent
30-Day
Standardized Yield
7
A 3.02% 6.44% 3.13% 6.67%
Advisor 3.39% 7.23% 3.52% 7.51%
See page 7 for Performance Summary footnotes.

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
See page 7 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the periods shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.
Class A
(2/28/13–2/28/23)
Advisor Class
(2/28/13–2/28/23)

Franklin California Tax-Free Income Fund
Performance Summary

franklintempleton.com
Annual Report
Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.
All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. The price of debt securities generally falls as inflation increases, and debt securities that pay a fixed rather than variable interest rate are more vulnerable to inflation risk. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund’s prospectus also includes a description of the main investment risks.
Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have im-
posed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine.
The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion.
1. Gross expenses are the Fund’s total annual operating expenses as of the Fund's prospectus available at the time of publication. Net expenses are capped under a contrac-
tual agreement, which cannot be terminated prior to 6/30/23 without Board consent. Actual expenses may be higher and may impact portfolio returns.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
4. Effective 9/10/18, Class A shares closed to new investors, were renamed Class A1 shares, and a new Class A share with a different expense structure became available.
Class A performance shown has been calculated as follows: (a) for periods prior to 9/10/18, a restated figure is used based on the Fund’s Class A1 performance that includes any Rule 12b-1 rate differential that exists between Class A1 and Class A; and (b) for periods after 9/10/18, actual Class A performance is used, reflecting all charges and fees applicable to that class.
5. Prior to 3/1/19, these shares were offered at a higher initial sales charge of 4.25%, thus actual returns (with sales charges) would have differed. Average annual total returns (with sales charges) have been restated to reflect the current maximum initial sales charge of 3.75%.
6. Distribution rate is based on an annualization of the respective class’s February dividend and the maximum offering price (NAV for Advisor Class) per share on 2/28/23.
7. Taxable equivalent distribution rate and yield assume the published rates as of 12/20/22 for the maximum combined effective federal and California personal income tax rate of 53.10%, based on the federal income tax rate of 37.00% plus 3.80% Medicare tax.
8. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
9. Source: FactSet. The Bloomberg Municipal Bond California Exempt Index is the California component of the Bloomberg Municipal Bond Index, which is a market value-weighted index of tax-exempt, investment-grade municipal bonds with maturities of one year or more.
10. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.
See www.franklintempletondatasources.com for additional data provider information.
Distributions
(3/1/22–2/28/23)
Share Class
Net Investment
Income
A $0.216998
A1 $0.227433
C $0.189715
R6 $0.236552
Advisor $0.234151
Total Annual Operating Expenses
10
Share Class
A 0.75%
Advisor 0.50%

Your Fund’s Expenses
Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.
Actual Fund Expenses
The table below provides information about actual account values and actual expenses in the columns under the heading
“Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the
“Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps ( of course, your account value and expenses will differ from those in this illustration ): Divide your account value by
$1,000 ( if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6 ). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” ( if Actual Expenses Paid During Period
were $7.50, then 8.6 x $7.50 =$64.50 ). In this illustration, the actual expenses paid this period are $64.50.
Hypothetical Example for Comparison with Other Funds
Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs.
Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.
1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above—in the far right column—multiplied by the simple average account value over the period indicated, and then multiplied by 181/365 to reflect the one-half year period.
Actual
(actual return after expenses)
Hypothetical
(5% annual return before expenses)
Share
Class
Beginning
Account
Value 9/1/22
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1
Ending
Account
Value 2/28/23
Expenses
Paid During
Period
9/1/22–2/28/23
1
a
Net
Annualized
Expense
Ratio
A $1,000 $1,003.50 $3.84 $1,020.96 $3.87 0.77%
A1 $1,000 $1,004.30 $3.08 $1,021.72 $3.11 0.62%
C $1,000 $1,003.00 $5.83 $1,018.98 $5.87 1.17%
R6 $1,000 $1,005.00 $2.44 $1,022.36 $2.47 0.49%
Advisor $1,000 $1,004.80 $2.61 $1,022.19 $2.63 0.52%

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31, Year Ended
March 31,
2019
b
2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $7.44 $7.71 $7.50 $7.44 $7.27
Income from investment operations
c
:
Net investment income
d
......................... 0.22 0.18 0.22 0.22 0.14
Net realized and unrealized gains (losses) ........... (0.71) (0.28) 0.20 0.08 0.15
Total from investment operations .................... (0.49) (0.10) 0.42 0.30 0.29
Less distributions from:
Net investment income .......................... (0.22) (0.17) (0.21) (0.24) (0.12)
Net asset value, end of year ....................... $6.73 $7.44 $7.71 $7.50 $7.44
Total return
e
................................... (6.62)% (1.30)% 5.66% 3.98% 4.11%
Ratios to average net assets
f
Expenses
g
.................................... 0.77% 0.75% 0.75% 0.76% 0.76%
Net investment income ........................... 3.27% 2.52% 2.79% 2.97% 3.38%
Supplemental data
Net assets, end of year (000’s) ..................... $2,282,254 $2,412,285 $2,074,343 $1,395,165 $524,756
Portfolio turnover rate ............................ 42.30% 19.33% 14.41% 15.74% 14.12%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period September 10, 2018 (effective date) to March 31, 2019.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Class A1
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.43 $7.70 $7.49 $7.43 $7.31 $7.38
Income from investment operations
b
:
Net investment income
c
............. 0.23 0.19 0.23 0.24 0.26 0.26
Net realized and unrealized gains (losses) (0.71) (0.27) 0.20 0.07 0.12 (0.06)
Total from investment operations ........ (0.48) (0.08) 0.43 0.31 0.38 0.20
Less distributions from:
Net investment income .............. (0.23) (0.19) (0.22) (0.25) (0.26) (0.27)
Net asset value, end of year ........... $6.72 $7.43 $7.70 $7.49 $7.43 $7.31
Total return
d
....................... (6.48)% (1.17)% 5.83% 4.14% 5.34% 2.66%
Ratios to average net assets
e
Expenses ......................... 0.62%
f
0.59%
f
0.60%
f
0.61%
f
0.60%
f
0.59%
Net investment income ............... 3.42% 2.68% 2.97% 3.12% 3.54% 3.53%
Supplemental data
Net assets, end of year (000’s) ......... $8,130,315 $10,201,944 $11,084,478 $11,448,334 $11,824,206 $12,154,752
Portfolio turnover rate ................ 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Class C
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.41 $7.69 $7.47 $7.41 $7.30 $7.36
Income from investment operations
b
:
Net investment income
c
............. 0.20 0.15 0.19 0.20 0.22 0.22
Net realized and unrealized gains (losses) (0.71) (0.28) 0.21 0.07 0.11 (0.06)
Total from investment operations ........ (0.51) (0.13) 0.40 0.27 0.33 0.16
Less distributions from:
Net investment income .............. (0.19) (0.15) (0.18) (0.21) (0.22) (0.22)
Net asset value, end of year ........... $6.71 $7.41 $7.69 $7.47 $7.41 $7.30
Total return
d
....................... (6.88)% (1.80)% 5.40% 3.57% 4.63% 2.23%
Ratios to average net assets
e
Expenses ......................... 1.17%
f
1.15%
f
1.16%
f
1.16%
f
1.16%
f
1.15%
Net investment income ............... 2.86% 2.13% 2.42% 2.57% 2.98% 2.97%
Supplemental data
Net assets, end of year (000’s) ......... $502,065 $723,593 $1,018,197 $1,118,612 $1,124,954 $1,527,772
Portfolio turnover rate ................ 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31, Year Ended
March 31,
2018
b
2021 2020 2019
Class R6
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.42 $7.69 $7.48 $7.42 $7.30 $7.46
Income from investment operations
c
:
Net investment income
d
............. 0.24 0.20 0.24 0.25 0.27 0.18
Net realized and unrealized gains (losses) (0.71) (0.28) 0.20 0.07 0.12 (0.18)
Total from investment operations ........ (0.47) (0.08) 0.44 0.32 0.39 —
Less distributions from:
Net investment income .............. (0.24) (0.19) (0.23) (0.26) (0.27) (0.16)
Net asset value, end of year ........... $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Total return
e
....................... (6.37)% (1.05)% 5.97% 4.28% 5.45% (0.05)%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.49% 0.47% 0.47% 0.47% 0.47% 0.49%
Expenses net of waiver and payments by
affiliates .......................... 0.49%
g
0.47%
g,h
0.47%
g,h
0.46%
g
0.46%
g
0.48%
Net investment income ............... 3.55% 2.81% 3.08% 3.27% 3.68% 3.64%
Supplemental data
Net assets, end of year (000’s) ......... $271,190 $345,058 $281,038 $186,078 $103,760 $85,534
Portfolio turnover rate ................ 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
For the period August 1, 2017 (effective date) to March 31, 2018.
c
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
d
Based on average daily shares outstanding.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year.
g
Benefit of expense reduction rounds to less than 0.01%.
h
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended
February 28,
2023
Year Ended
February 28,
2022
a
Year Ended March 31,
2021 2020 2019 2018
Advisor Class
Per share operating performance
(for a share outstanding throughout the
year)
Net asset value, beginning of year ....... $7.42 $7.69 $7.48 $7.42 $7.30 $7.36
Income from investment operations
b
:
Net investment income
c
............. 0.24 0.20 0.24 0.24 0.26 0.27
Net realized and unrealized gains (losses) (0.72) (0.28) 0.20 0.08 0.13 (0.06)
Total from investment operations ........ (0.48) (0.08) 0.44 0.32 0.39 0.21
Less distributions from:
Net investment income .............. (0.23) (0.19) (0.23) (0.26) (0.27) (0.27)
Net asset value, end of year ........... $6.71 $7.42 $7.69 $7.48 $7.42 $7.30
Total return
d
....................... (6.40)% (1.08)% 5.94% 4.24% 5.44% 2.89%
Ratios to average net assets
e
Expenses ......................... 0.52%
f
0.50%
f
0.51%
f
0.51%
f
0.51%
f
0.50%
Net investment income ............... 3.53% 2.78% 3.06% 3.22% 3.63% 3.62%
Supplemental data
Net assets, end of year (000’s) ......... $2,344,189 $2,619,688 $2,498,587 $1,888,402 $1,641,388 $1,572,721
Portfolio turnover rate ................ 42.30% 19.33% 14.41% 15.74% 14.12% 13.05%
a
For the period April 1, 2021 to February 28, 2022.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Franklin California Tax-Free Income Fund
Schedule of Investments, February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.8%
California 95.7%
ABAG Finance Authority for Nonprofit Corp. , Eskaton Properties, Inc. Obligated Group ,
Revenue , 2013 , Refunding , 5% , 11/15/35 ................................ $ 10,000,000 $ 9,617,132
Alameda Corridor Transportation Authority ,
Revenue, 2022 C, Refunding, AGMC Insured, 5%, 10/01/52 .................. 28,000,000 30,038,739
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/29 .... 20,000,000 15,973,846
Revenue, Sub. Lien, 2004 A, Refunding, AMBAC Insured, Zero Cpn., 10/01/30 .... 41,665,000 32,005,420
Alameda Unified School District , GO , 2015 A , 5% , 8/01/39 .....................
18,000,000 18,749,083
Alhambra City Elementary School District , Alhambra Unified School District , GO , 2004
B , NATL Insured , Zero Cpn., 9/01/27 ................................... 3,035,000 2,607,613
Alisal Union School District ,
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/32 ........................... 3,355,000 2,422,362
GO, 2009 B, AGMC Insured, Zero Cpn., 8/01/33 ........................... 3,610,000 2,495,334
GO, 2009 B, AGMC Insured, Zero Cpn., 2/01/34 ........................... 3,345,000 2,268,167
Alta Loma School District , GO , 2019 B , 5% , 8/01/44 .........................
7,375,000 7,832,687
Alvord Unified School District ,
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/36 ........................... 15,000,000 8,211,623
GO, 2011 B, AGMC Insured, Zero Cpn., 8/01/46 ........................... 42,500,000 45,280,375
GO, A, Pre-Refunded, AGMC Insured, 5%, 8/01/42 ........................ 60,000 60,482
Anaheim Housing & Public Improvements Authority ,
City of Anaheim Electric System, Revenue, 2022 A, Refunding, 5%, 10/01/52 ..... 8,040,000 8,430,145
City of Anaheim Water System, Revenue, 2022 A, 5%, 10/01/52 ............... 8,345,000 8,836,228
Anaheim Public Financing Authority ,
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/24 ......... 26,855,000 25,500,152
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/26 ......... 29,430,000 26,136,548
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/27 ......... 22,860,000 19,640,864
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/28 ......... 14,425,000 11,976,777
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/29 ......... 24,810,000 19,864,868
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/32 ......... 13,665,000 9,658,284
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/33 ......... 37,070,000 25,003,823
City of Anaheim, Revenue, 1997 C, AGMC Insured, Zero Cpn., 9/01/34 ......... 24,970,000 15,981,811
City of Anaheim, Revenue, 1997 C, AGMC Insured, ETM, Zero Cpn., 3/01/37 ..... 15,080,000 9,140,119
Anaheim Union High School District , GO , 2002 A , AGMC Insured , Zero Cpn., 8/01/26
8,570,000 7,667,810
Baldwin Park Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/43 ....................... 5,000,000 5,039,101
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 25,000,000 4,282,462
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/53 .................. 60,000,000 6,993,312
Bay Area Toll Authority ,
Revenue, 2017 S-7, Refunding, 4%, 4/01/42 ............................. 89,260,000 87,125,793
Revenue, 2017 S-7, Refunding, 4%, 4/01/47 ............................. 67,000,000 63,892,513
a
Revenue, 2021 A, Refunding, Mandatory Put, 2%, 4/01/28 ................... 12,000,000 10,941,737
Beaumont Public Improvement Authority , City of Beaumont Wastewater , Revenue ,
2018 A , AGMC Insured , 5% , 9/01/49 ................................... 10,000,000 10,568,358
Beaumont Unified School District , GO , 2011 C , AGMC Insured , Zero Cpn., 8/01/40 ..
11,000,000 4,870,689
Cabrillo Unified School District , GO , 2018 A , 5% , 8/01/45 .....................
4,245,000 4,424,787
California Affordable Housing Agency ,
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/40 .............. 1,580,000 1,551,487
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/45 .............. 1,930,000 1,852,812
Butte County Housing Authority, Revenue, 2020 A, 4%, 10/01/50 .............. 1,855,000 1,749,383
a
California Community Choice Financing Authority ,
Revenue, 2022 A-1, Mandatory Put, 4%, 8/01/28 .......................... 100,000,000 99,906,450
Revenue, 2023 B-1, Mandatory Put, 5%, 8/01/29 .......................... 21,000,000 22,093,468
Revenue, 2023 C, Mandatory Put, 5.25%, 10/01/31 ........................ 62,690,000 65,275,461
California Community College Financing Authority ,
Revenue, 2001 A, NATL Insured, 5.125%, 4/01/31 ......................... 880,000 881,290
NCCD-Orange Coast Properties LLC, Revenue, 2018, 5.25%, 5/01/53 .......... 8,150,000 8,215,220

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
b
California Community Housing Agency ,
Aster Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 2/01/56 .......... $ 5,235,000 $ 4,386,508
Brio Apartments & Next on Lex Apartments, Revenue, Senior Lien, 144A, 2021 A-1,
4%, 2/01/56 .................................................... 35,015,000 29,290,405
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 201 A-1 T, 4.25%,
2/01/38 ........................................................ 7,095,000 6,005,968
Exchange at Bayfront Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%,
2/01/57 ........................................................ 59,855,000 38,488,806
Fountains at Emerald Park, Revenue, Junior Lien, 144A, 2021 A-2, 4%, 8/01/46 ... 11,400,000 9,266,728
Fountains at Emerald Park, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 8/01/56 .. 46,440,000 31,321,244
K Street Flats, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ...................... 47,500,000 30,275,369
Summit at Sausalito Apartments, Revenue, 144A, 2021 A-1, 3%, 2/01/57 ........ 16,260,000 10,954,151
Twin Creek Apartments, Revenue, 144A, 2022 A-1, 4.5%, 8/01/52 ............. 29,275,000 24,767,414
Twin Creek Apartments, Revenue, Senior Lien, 144A, 2022 A-2, Zero Cpn., 8/01/65 79,990,000 4,614,687
Verdant at Green Valley Apartments, Revenue, 144A, 2019 A, 5%, 8/01/49 ....... 9,700,000 9,304,616
California County Tobacco Securitization Agency ,
Revenue, 2020 B-1, Refunding, 5%, 6/01/49 ............................. 785,000 792,065
Revenue, Senior Lien, 2020 A, Refunding, 4%, 6/01/49 ..................... 3,525,000 3,111,256
Alameda County Tobacco Asset Securitization Corp., Revenue, 2002, 5.875%,
6/01/35 ........................................................ 3,640,000 3,700,210
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 1,120,000 1,055,826
Gold Country Settlement Funding Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 2,000,000 1,765,251
Gold Country Settlement Funding Corp., Revenue, 2020 B-1, Refunding, 4%, 6/01/49 130,000 128,613
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/34 .... 10,295,000 10,302,583
Kern County Tobacco Funding Corp., Revenue, 2014, Refunding, 5%, 6/01/40 .... 17,650,000 17,676,117
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/36 .................................................... 470,000 459,098
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/38 .................................................... 530,000 509,453
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/40 .................................................... 625,000 589,188
Merced County Tobacco Funding Corp., Revenue, Senior Lien, 2020 A, Refunding,
4%, 6/01/42 .................................................... 100,000 92,386
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/35 .. 350,000 346,971
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/36 .. 600,000 586,082
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/37 .. 530,000 513,164
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/38 .. 790,000 759,374
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/39 .. 620,000 590,008
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/40 .. 830,000 782,442
Sonoma County Securitization Corp., Revenue, 2020 A, Refunding, 4%, 6/01/49 .. 3,520,000 3,106,843
Sonoma County Securitization Corp., Revenue, 2020 B-1, Refunding, 5%, 6/01/49 . 970,000 979,231
Stanislaus County Tobacco Funding Corp., Revenue, 2002 A, 5.875%, 6/01/43 ... 5,390,000 5,390,149
California Educational Facilities Authority ,
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/40 ................ 1,295,000 1,159,885
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/41 ................ 1,345,000 1,190,415
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/42 ................ 1,400,000 1,224,080
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/46 ................ 3,000,000 2,536,071
Art Center College of Design, Revenue, 2022 A, 4%, 12/01/50 ................ 2,675,000 2,203,853
Art Center College of Design, Revenue, 2022 A, 3%, 12/01/51 ................ 650,000 422,071
Chapman University, Revenue, 2015, 5%, 4/01/40 ......................... 5,000,000 5,104,182
Chapman University, Revenue, 2015, 5%, 4/01/45 ......................... 5,000,000 5,080,939
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/27 ............... 475,000 515,184
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/28 ............... 395,000 435,847
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/29 ............... 400,000 447,972
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/30 ............... 425,000 481,078
Chapman University, Revenue, 2021 A, Refunding, 5%, 4/01/31 ............... 475,000 545,680
Leland Stanford Junior University (The), Revenue, T-1, 5%, 3/15/39 ............ 2,815,000 3,275,539

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Educational Facilities Authority, (continued)
Leland Stanford Junior University (The), Revenue, U-1, 5.25%, 4/01/40 ......... $ 5,000,000 $ 5,963,826
Leland Stanford Junior University (The), Revenue, U-6, 5%, 5/01/45 ............ 7,000,000 8,092,270
Leland Stanford Junior University (The), Revenue, V-1, 5%, 5/01/49 ............ 20,850,000 24,131,617
Loma Linda University, Revenue, 2017 A, Refunding, 5%, 4/01/47 ............. 11,000,000 11,220,040
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/26 7,620,000 6,694,362
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/27 7,365,000 6,245,284
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/28 4,120,000 3,367,987
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/30 5,685,000 4,289,653
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/31 7,615,000 5,497,262
Loyola Marymount University, Revenue, 2001 A, NATL Insured, Zero Cpn., 10/01/32 7,615,000 5,247,338
Santa Clara University, Revenue, 1999, AMBAC Insured, Zero Cpn., 9/01/26 ..... 2,840,000 2,457,266
Santa Clara University, Revenue, 2015, Refunding, 5%, 4/01/45 ............... 15,495,000 15,885,663
University of Redlands, Revenue, 2022 A, 5%, 10/01/44 ..................... 3,835,000 3,814,466
University of Redlands, Revenue, 2022 A, 5%, 10/01/52 ..................... 18,790,000 18,268,995
University of San Francisco, Revenue, 2018 A, 5%, 10/01/53 ................. 20,000,000 20,698,588
California Enterprise Development Authority ,
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/40 .. 650,000 668,207
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/45 .. 650,000 658,812
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/50 .. 650,000 654,374
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/55 .. 1,000,000 1,000,870
Provident Group-SDSU Properties LLC, Revenue, First Tier, 2020 A, 5%, 8/01/57 .. 500,000 499,162
California Health Facilities Financing Authority ,
California-Nevada Methodist Homes, Revenue, 2015, Refunding, California Mortgage
Insured, 5%, 7/01/35 .............................................. 1,000,000 1,000,050
Casa Milagro LLC, Revenue, 2011 A, California Mortgage Insured, 6.25%, 2/01/26 . 2,730,000 2,737,454
Cedars-Sinai Medical Center Obligated Group, Revenue, 2021 A, Refunding, 5%,
8/15/51 ........................................................ 5,000,000 5,355,215
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/42 ........................................................ 14,370,000 14,605,135
Children's Hospital Los Angeles Obligated Group, Revenue, 2017 A, Refunding, 5%,
8/15/47 ........................................................ 7,750,000 7,839,948
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/27 ................................................... 1,000,000 1,095,628
Children's Hospital of Orange County Obligated Group, Revenue, 2021 B, Refunding,
5%, 11/01/29 ................................................... 1,350,000 1,539,148
City of Hope Obligated Group, Revenue, 2019, 5%, 11/15/49 ................. 27,000,000 27,278,141
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/36 . 15,770,000 15,521,607
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/37 . 3,000,000 2,919,678
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 4%, 4/01/38 . 7,075,000 6,832,976
CommonSpirit Health Obligated Group, Revenue, 2020 A, Refunding, 3%, 4/01/44 . 4,340,000 3,148,579
El Camino Hospital, Revenue, 2017, 4.125%, 2/01/47 ...................... 11,000,000 10,465,171
El Camino Hospital, Revenue, 2017, 5%, 2/01/47 .......................... 12,500,000 12,745,146
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/38 ............... 25,000,000 24,625,080
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 4%, 11/01/44 ............... 395,000,000 370,758,139
Kaiser Foundation Hospitals, Revenue, 2017 A-2, 5%, 11/01/47 ............... 12,500,000 14,177,159
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2016 B, 5%, 8/15/55 .............................................. 19,000,000 19,367,886
Lucile Salter Packard Children's Hospital at Stanford Obligated Group, Revenue,
2017 A, 5%, 11/15/56 ............................................. 15,300,000 15,679,406
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
4%, 11/01/40 ................................................... 3,750,000 3,707,611
Marshall Medical Center, Revenue, 2020 A, Refunding, California Mortgage Insured,
5%, 11/01/50 ................................................... 25,065,000 26,447,390
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/40 ........................................................ 800,000 833,892

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Health Facilities Financing Authority, (continued)
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/50 ........................................................ $ 2,375,000 $ 2,427,049
On Lok Senior Health Services Obligated Group, Revenue, 2020, Refunding, 5%,
8/01/55 ........................................................ 850,000 863,708
Providence St. Joseph Health Obligated Group, Revenue, 2014 A, 5%, 10/01/38 .. 5,110,000 5,177,910
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/34 ........................................................ 1,000,000 1,054,076
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/39 ........................................................ 1,450,000 1,509,969
Sequoia Living, Inc., Revenue, 2015, Refunding, California Mortgage Insured, 5%,
7/01/44 ........................................................ 1,160,000 1,198,019
Sutter Health Obligated Group, Revenue, 2016 B, 5%, 11/15/46 ............... 42,105,000 42,922,523
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 4%, 11/15/48 ...... 26,810,000 24,366,285
Sutter Health Obligated Group, Revenue, 2017 A, Refunding, 5%, 11/15/48 ...... 21,690,000 22,146,223
Sutter Health Obligated Group, Revenue, 2018 A, 4%, 11/15/42 ............... 11,680,000 10,912,041
Sutter Health Obligated Group, Revenue, 2018 A, 5%, 11/15/48 ............... 24,500,000 25,015,328
California Housing Finance Agency ,
Revenue, 2019-1, A, 4.25%, 1/15/35 ................................... 47,675,240 47,506,508
Revenue, 2019-2, A, 4%, 3/20/33 ...................................... 14,461,353 14,293,146
Revenue, 2021-1, A, 3.5%, 11/20/35 ................................... 4,859,309 4,576,481
a,b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-1, Mandatory Put, 3%,
9/01/36 ........................................................ 22,535,000 19,246,046
b
Shermanair Apartments Owner LP, Revenue, 144A, 2021 Q-2, 5%, 9/01/36 ...... 1,940,000 1,639,200
California Infrastructure & Economic Development Bank ,
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2015 A,
Refunding, 5%, 11/01/41 ........................................... 8,000,000 8,051,689
Academy of Motion Picture Arts and Sciences Obligated Group, Revenue, 2020 B,
Refunding, 5%, 11/01/29 ........................................... 5,000,000 5,704,973
Broad (The), Revenue, 2021 A, Refunding, 5%, 6/01/28 ..................... 5,750,000 6,440,496
a
California Academy of Sciences, Revenue, 2018 B, Refunding, Mandatory Put,
3.77%, 8/01/24 .................................................. 26,900,000 26,574,989
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/44 ...... 12,750,000 13,590,322
California State Teachers' Retirement System, Revenue, 2019, 5%, 8/01/49 ...... 25,470,000 27,013,439
California State Water Resources Control Board Water Pollution Control Revolving
Fund, Revenue, 2018, 5%, 10/01/43 .................................. 10,000,000 10,719,444
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/45 ....................................................... 850,000 763,394
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2020 B, 4%,
11/01/50 ....................................................... 860,000 750,863
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2021 B, 4%,
11/01/56 ....................................................... 1,000,000 846,643
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/47 ....................................................... 2,300,000 2,373,266
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 4.125%,
11/01/52 ....................................................... 3,100,000 2,742,048
Equitable School Revolving Fund LLC Obligated Group, Revenue, 2022 B, 5%,
11/01/57 ....................................................... 5,500,000 5,567,428
Los Angeles County Museum of Natural History Foundation, Revenue, 2020,
Refunding, 3%, 7/01/50 ............................................ 18,995,000 14,130,356
a
Museum Associates, Revenue, 2021 A, Refunding, Mandatory Put, 1.2%, 6/01/28 . 15,000,000 13,003,387
California Municipal Finance Authority ,
Revenue, 2022 A-1, 4.25%, 12/01/37 ................................... 81,985,000 68,278,485
Revenue, Senior Lien, 2017 A, Refunding, 4%, 8/15/52 ..................... 27,350,000 24,659,550
1717 University Associates LLC, Revenue, 2020 A, 4.5%, 6/01/52 ............. 11,413,000 9,805,819
1717 University Associates LLC, Revenue, 2020 A-T, 5.25%, 6/01/52 ........... 3,407,000 2,902,453

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Municipal Finance Authority, (continued)
Bethany Home Society of San Joaquin County, Revenue, 2023, California Mortgage
Insured, 5%, 11/15/42 ............................................. $ 5,500,000 $ 5,981,254
Bethany Home Society of San Joaquin County, Revenue, 2023, California Mortgage
Insured, 5%, 11/15/52 ............................................. 21,465,000 22,919,400
California Institute of the Arts, Revenue, 2021, 4%, 10/01/51 ................. 2,355,000 1,948,685
Carmel Valley Manor Obligated Group, Revenue, 2022, California Mortgage Insured,
5%, 5/15/52 .................................................... 17,775,000 18,928,278
b
Century CityView LP, Revenue, 144A, 2021 A, 4%, 11/01/36 .................. 10,375,000 9,382,668
Channing House, Revenue, 2017 B, California Mortgage Insured, 5%, 5/15/47 .... 10,000,000 10,340,729
CHF-Davis I LLC, Revenue, 2018, 5%, 5/15/51 ........................... 10,000,000 9,969,253
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/24 ................ 500,000 507,664
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/25 ................ 400,000 411,998
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/26 ................ 400,000 417,917
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/27 ................ 500,000 529,651
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/28 ................ 400,000 429,806
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/29 ................ 600,000 652,684
CHF-Davis II LLC, Revenue, 2021, BAM Insured, 5%, 5/15/30 ................ 700,000 767,598
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/42 ............................................ 8,750,000 8,974,843
Community Hospitals of Central California Obligated Group, Revenue, 2017 A,
Refunding, 5%, 2/01/47 ............................................ 17,500,000 17,925,290
Community Hospitals of Central California Obligated Group, Revenue, 2021 A, 4%,
2/01/51 ........................................................ 7,000,000 6,466,662
Concordia University Irvine, Revenue, 2021, 4%, 1/01/37 .................... 1,040,000 964,239
Concordia University Irvine, Revenue, 2021, 4%, 1/01/38 .................... 1,000,000 915,700
Concordia University Irvine, Revenue, 2021, 4%, 1/01/39 .................... 1,100,000 994,753
Concordia University Irvine, Revenue, 2021, 4%, 1/01/40 .................... 1,175,000 1,049,032
Concordia University Irvine, Revenue, 2021, 4%, 1/01/41 .................... 1,280,000 1,129,054
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/42 .... 450,000 354,243
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/52 .... 1,000,000 717,708
Congregational Homes, Inc. Obligated Group, Revenue, 2022 A, 4%, 11/15/56 .... 1,100,000 771,209
Eisenhower Medical Center, Revenue, 2017 A, Refunding, 5%, 7/01/47 ......... 9,100,000 9,191,977
b
IH Lakes Concord LLC, Revenue, 144A, 2022 A, 4.375%, 12/01/32 ............ 22,510,000 20,038,109
Inland Christian Home, Inc., Revenue, 2020, California Mortgage Insured, 4%,
12/01/49 ....................................................... 2,670,000 2,499,463
Inland Counties Regional Center, Inc., Revenue, 2015, Refunding, 5%, 6/15/45 ... 23,300,000 24,019,982
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/37 8,500,000 8,678,310
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/38 5,000,000 5,102,568
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/43 34,650,000 34,754,123
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 A, 5%, 12/31/47 35,145,000 34,809,963
LAX Integrated Express Solutions LLC, Revenue, Senior Lien, 2018 B, 5%, 6/01/48 11,750,000 11,604,351
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5.25%, 11/01/41 .. 5,500,000 5,520,072
Northbay Healthcare Group Obligated Group, Revenue, 2017 A, 5%, 11/01/47 .... 8,650,000 8,684,613
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/43 ...................................... 10,000,000 10,717,837
Northern California Retired Officers Community, Revenue, 2019 A, California
Mortgage Insured, 5%, 1/01/49 ...................................... 18,990,000 20,234,375
Palomar Health Obligated Group, COP, 2022 A, Refunding, AGMC Insured, 5.25%,
11/01/52 ....................................................... 43,040,000 45,358,109
Samuel Merritt University, Revenue, 2022, 5.25%, 6/01/53 ................... 31,500,000 33,759,514
South Central Los Angeles Regional Center for Developmentally Disabled Persons,
Revenue, 2013, 5.75%, 12/01/43 .................................... 33,895,000 34,264,096
University of La Verne, Revenue, 2017 A, Refunding, 4%, 6/01/47 ............. 10,500,000 9,668,842
California Pollution Control Financing Authority ,
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%, 7/01/39 7,250,000 7,377,831

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Pollution Control Financing Authority, (continued)
b
Poseidon Resources Channelside LP, Revenue, 144A, 2019, Refunding, 5%,
11/21/45 ....................................................... $ 3,065,000 $ 3,087,902
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/30 ....... 5,200,000 5,618,917
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/31 ....... 3,000,000 3,254,342
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/32 ....... 5,500,000 5,977,241
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/33 ....... 6,000,000 6,513,125
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/34 ....... 3,000,000 3,225,011
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/35 ....... 3,250,000 3,448,806
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/36 ....... 2,650,000 2,773,778
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/37 ....... 2,300,000 2,386,198
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 7/01/38 ....... 2,000,000 2,064,968
b,c
Poseidon Resources Channelside LP, Revenue, 144A, 2023, 5%, 11/21/45 ...... 1,200,000 1,214,386
San Jose Water Co., Revenue, 2016, 4.75%, 11/01/46 ...................... 15,000,000 15,130,882
California Public School District Financing Authority , Southern Kern Unified School
District , Revenue , 1996 B , AGMC Insured , ETM, 5.9% , 9/01/26 ............... 820,000 860,382
b
California School Finance Authority ,
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/42 ......................... 1,325,000 1,353,389
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/52 ......................... 2,265,000 2,239,372
Revenue, 144A, 2022 A, Refunding, 5%, 10/01/61 ......................... 3,905,000 3,795,102
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 2.125%, 8/01/31 . 500,000 425,317
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/36 .... 325,000 305,298
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/41 .... 525,000 462,433
Aspire Public Schools Obligated Group, Revenue, 144A, 2021 A, 4%, 8/01/51 .... 800,000 656,154
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/42 .... 1,000,000 1,005,658
Aspire Public Schools Obligated Group, Revenue, 144A, 2022 A, 5%, 8/01/52 .... 1,875,000 1,848,194
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/29 ............................................ 300,000 300,046
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/38 ............................................ 465,000 421,136
Granada Hills Charter High School Obligated Group, Revenue, 144A, 2021 A,
Refunding, 4%, 7/01/48 ............................................ 675,000 568,573
Green Dot Public Schools Obligated Group, Revenue, 144A, 2022 A, Refunding,
5.75%, 8/01/52 .................................................. 1,500,000 1,567,082
KIPP SoCal Public Schools Obligated Group, Revenue, 144A, 2020 A, 4%, 7/01/40 800,000 729,161
California State Public Works Board ,
Revenue, 2013 I, 5%, 11/01/38 ....................................... 40,000,000 40,405,376
Revenue, 2021 A, Refunding, 5%, 2/01/24 ............................... 5,440,000 5,536,334
State of California Department of Corrections & Rehabilitation, Revenue, 2019 C,
5%, 11/01/44 ................................................... 5,000,000 5,392,582
State of California Department of General Services, Revenue, 2021 D, 4%, 11/01/35 1,210,000 1,248,653
California State University ,
Revenue, 2015 A, Refunding, 5%, 11/01/43 .............................. 11,000,000 11,431,689
a
Revenue, 2016 B-2, Refunding, Mandatory Put, 0.55%, 11/01/26 .............. 12,000,000 10,481,226
Revenue, 2017 A, Refunding, 5%, 11/01/42 .............................. 42,535,000 45,020,907
Revenue, 2017 A, Refunding, 5%, 11/01/47 .............................. 29,345,000 30,887,259
Revenue, 2018 A, Refunding, 5%, 11/01/39 .............................. 19,920,000 21,673,004
Revenue, 2018 A, Refunding, 5%, 11/01/43 .............................. 3,330,000 3,583,812
Revenue, 2018 A, Refunding, 5%, 11/01/48 .............................. 29,780,000 31,823,325
Revenue, 2019 A, 5%, 11/01/44 ....................................... 23,765,000 25,689,326
Revenue, 2019 A, 5%, 11/01/49 ....................................... 77,595,000 83,208,696
California Statewide Communities Development Authority ,
Revenue, 2004 A, AGMC Insured, 5.25%, 10/01/24 ........................ 115,000 115,219
Adventist Health System/West Obligated Group, Revenue, 2015 A, Refunding, 5%,
3/01/35 ........................................................ 9,250,000 9,543,241
Adventist Health System/West Obligated Group, Revenue, 2018 A, Refunding, 5%,
3/01/48 ........................................................ 67,585,000 68,307,193

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
California Statewide Communities Development Authority, (continued)
Cedars-Sinai Medical Center Obligated Group, Revenue, 2018, 5%, 7/01/48 ..... $ 7,980,000 $ 8,236,521
Community Facilities District No. 2020-02 Improvement Area No. 2, Special Tax,
2022, 5.25%, 9/01/52 ............................................. 1,650,000 1,644,104
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5%,
8/15/42 ........................................................ 600,000 630,002
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.125%,
8/15/47 ........................................................ 880,000 929,066
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.25%,
8/15/52 ........................................................ 11,215,000 11,870,733
Enloe Medical Center Obligated Group, Revenue, 2022 A, AGMC Insured, 5.375%,
8/15/57 ........................................................ 17,930,000 19,071,601
Henry Mayo Newhall Hospital Obligated Group, Revenue, 2014, Pre-Refunded,
AGMC Insured, 5.25%, 10/01/43 ..................................... 3,000,000 3,102,268
Marin General Hospital Obligated Group, Revenue, 2018 A, 5%, 8/01/34 ........ 1,225,000 1,282,907
Methodist Hospital of Southern California Obligated Group, Revenue, 2018,
Refunding, 4%, 1/01/34 ............................................ 3,485,000 3,456,653
Poway RHF Housing, Inc., Revenue, 2013 A, Pre-Refunded, California Mortgage
Insured, 5.25%, 11/15/35 .......................................... 2,000,000 2,029,909
Carlsbad Unified School District ,
GO, 2009 B, Refunding, 6%, 5/01/34 ................................... 14,000,000 14,405,525
GO, 2011 C, Zero Cpn., 8/01/35 ....................................... 33,000,000 35,956,619
GO, B, 2%, 8/01/23 ................................................ 1,000,000 993,152
GO, B, 2%, 8/01/24 ................................................ 1,000,000 978,114
Centinela Valley Union High School District , GO , 2004 A , Refunding , NATL Insured ,
5.5% , 8/01/33 .................................................... 15,630,000 17,730,037
Cerritos Community College District , GO , 2014 A , 4% , 8/01/44 .................
10,000,000 9,649,584
Chabot-Las Positas Community College District ,
GO, B, 5%, 8/01/23 ................................................ 14,400,000 14,520,359
GO, B, 5%, 8/01/24 ................................................ 5,500,000 5,657,969
Chaffey Joint Union High School District , GO , B , 5% , 8/01/44 ..................
27,500,000 28,245,762
Chino Community Facilities District ,
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/41 ........................................................ 1,710,000 1,534,355
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/46 ........................................................ 1,000,000 860,958
City of Chino Community Facilities District No. 2003-3, Special Tax, 2021, 4%,
9/01/51 ........................................................ 1,250,000 1,046,089
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5%, 9/01/37 ...................................... 2,740,000 2,829,912
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.25%, 9/01/42 ................................... 2,000,000 2,062,009
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/47 ................................... 2,000,000 2,061,125
City of Chino Community Facilities District No. 2003-3 Improvement Area No. 9,
Special Tax, 2022, 5.375%, 9/01/52 ................................... 2,695,000 2,761,655
Chino Valley Unified School District ,
GO, 2020 B, 3.375%, 8/01/50 ......................................... 20,500,000 16,602,612
GO, 2020 B, 5%, 8/01/55 ............................................ 12,500,000 13,411,749
City & County of San Francisco , GO , 2022 , Refunding , 5% , 6/15/26 .............
5,000,000 5,359,252
City of Corona ,
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/45 .................................................... 650,000 557,754
Community Facilities District No. 2018-1 Improvement Area No. 1, Special Tax, 2020,
4%, 9/01/50 .................................................... 1,500,000 1,262,234

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Dublin ,
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.25%, 9/01/42 .................................................. $ 2,005,000 $ 2,041,176
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/47 ................................................... 2,630,000 2,700,958
Community Facilities District No. 2015-1 Improvement Area No. 4, Special Tax, 2022,
5.5%, 9/01/51 ................................................... 3,040,000 3,109,768
City of Fontana ,
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/45 ........... 850,000 741,399
Community Facilities District No. 85, Special Tax, 2020, 4%, 9/01/50 ........... 900,000 760,766
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/45 ........... 1,100,000 956,757
Community Facilities District No. 88, Special Tax, 2020, 4%, 9/01/51 ........... 1,545,000 1,297,045
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/40 ........... 750,000 682,383
Community Facilities District No. 89, Special Tax, 2020, 4%, 9/01/51 ........... 1,500,000 1,257,285
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/41 ........... 530,000 478,569
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/46 ........... 475,000 410,135
Community Facilities District No. 90, Special Tax, 2021, 4%, 9/01/51 ........... 1,825,000 1,532,108
City of Irvine ,
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/23 ........................................................ 1,630,000 1,632,048
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/26 ........................................................ 1,245,000 1,267,068
Assessment District No. 21-1, 1915 Act, Special Assessment, Refunding, 4%,
9/02/27 ........................................................ 1,500,000 1,538,989
City of Lake Elsinore , Community Facilities District No. 2006-6 , Special Tax , 2022 ,
4.75% , 9/01/52 ................................................... 1,000,000 944,869
City of Lincoln ,
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/39 290,000 269,918
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/40 160,000 147,004
Community Facilities District No. 2006-1, Special Tax, 2021, Refunding, 4%, 9/01/43 320,000 287,469
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/42 ...... 2,015,000 2,005,333
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/47 ...... 3,430,000 3,346,061
Community Facilities District No. 2019-1, Special Tax, 2019-1, 5%, 9/01/52 ...... 2,090,000 2,016,909
City of Long Beach ,
Harbor, Revenue, 2017 C, Refunding, 5%, 5/15/47 ......................... 15,660,000 16,471,363
Harbor, Revenue, 2019 A, 5%, 5/15/44 .................................. 15,045,000 16,196,544
Harbor, Revenue, 2019 A, 5%, 5/15/49 .................................. 8,705,000 9,300,948
City of Los Angeles ,
Department of Airports, Revenue, 2015 D, 5%, 5/15/33 ..................... 11,420,000 11,751,380
Department of Airports, Revenue, 2015 D, 5%, 5/15/41 ..................... 17,000,000 17,193,997
Department of Airports, Revenue, 2017 A, 5%, 5/15/42 ...................... 13,680,000 13,965,194
Department of Airports, Revenue, 2017 A, 5%, 5/15/47 ...................... 51,110,000 51,884,782
Department of Airports, Revenue, 2017 B, 5%, 5/15/42 ...................... 4,000,000 4,208,599
Department of Airports, Revenue, 2018 A, 5%, 5/15/44 ...................... 47,710,000 48,912,177
Department of Airports, Revenue, 2018 A, 5.25%, 5/15/48 ................... 10,000,000 10,359,158
Department of Airports, Revenue, 2018 C, 5%, 5/15/37 ..................... 9,550,000 9,916,942
Department of Airports, Revenue, 2018 C, 5%, 5/15/44 ..................... 39,945,000 40,762,319
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/43 ............. 16,995,000 18,195,306
Department of Airports, Revenue, 2018 E, Refunding, 5%, 5/15/48 ............. 33,145,000 35,121,244
Department of Airports, Revenue, 2019 A, Refunding, 5%, 5/15/49 ............. 10,000,000 10,250,146
Department of Airports, Revenue, 2019 C, 5%, 5/15/39 ..................... 2,305,000 2,509,068
Department of Airports, Revenue, 2019 C, Pre-Refunded, 5%, 5/15/39 .......... 3,865,000 4,403,312
Department of Airports, Revenue, 2019 E, 5%, 5/15/44 ...................... 25,135,000 26,719,143
Department of Airports, Revenue, 2019 E, 5%, 5/15/49 ...................... 45,200,000 47,666,654
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/35 ............. 16,005,000 18,027,496
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/37 ............. 5,000,000 5,525,480
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/38 ............. 15,925,000 17,519,567

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Los Angeles, (continued)
Department of Airports, Revenue, 2020 A, Refunding, 5%, 5/15/40 ............. $ 22,485,000 $ 24,546,105
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/36 ............. 3,665,000 3,937,622
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/38 ............. 4,920,000 5,235,892
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/41 ............. 7,005,000 7,356,685
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/46 ............. 25,965,000 26,965,081
Department of Airports, Revenue, 2021 A, Refunding, 5%, 5/15/51 ............. 26,450,000 27,308,858
Department of Airports, Revenue, 2021 D, 5%, 5/15/31 ..................... 5,245,000 5,800,939
Department of Airports, Revenue, 2021 D, 5%, 5/15/34 ..................... 2,500,000 2,746,111
Department of Airports, Revenue, 2021 D, Pre-Refunded, 5%, 5/15/34 .......... 140,000 157,532
Department of Airports, Revenue, 2022 C, Refunding, 5%, 5/15/45 ............. 8,000,000 8,342,425
Department of Airports, Revenue, Senior Lien, 2015 A, 5%, 5/15/40 ............ 3,000,000 3,038,123
Department of Airports, Revenue, Senior Lien, 2020 C, 5%, 5/15/37 ............ 6,595,000 7,028,415
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/42 ............ 16,575,000 15,681,636
Department of Airports, Revenue, Senior Lien, 2022 G, 4%, 5/15/47 ............ 11,325,000 10,530,343
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/42 ............ 1,415,000 1,491,558
Department of Airports, Revenue, Senior Lien, 2022 H, 5%, 5/15/47 ............ 25,000,000 25,986,302
Department of Airports, Revenue, Senior Lien, 2022 H, 5.25%, 5/15/47 ......... 1,200,000 1,275,917
Department of Airports, Revenue, Senior Lien, 2022 H, 5.5%, 5/15/47 .......... 23,000,000 25,041,330
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/41 ............. 1,350,000 1,496,746
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/42 ............. 1,360,000 1,501,219
Department of Airports, Revenue, Senior Lien, 2022 I, 4%, 5/15/48 ............. 2,000,000 1,908,952
Department of Airports, Revenue, Senior Lien, 2022 I, 5%, 5/15/48 ............. 6,265,000 6,823,528
Wastewater System, Revenue, 2015 A, 5%, 6/01/44 ........................ 18,500,000 19,061,109
Wastewater System, Revenue, 2015 C, Refunding, 5%, 6/01/45 ............... 15,190,000 15,638,419
Wastewater System, Revenue, 2018 A, 5%, 6/01/43 ........................ 10,000,000 10,691,210
Wastewater System, Revenue, 2018 A, 5%, 6/01/48 ........................ 1,275,000 1,354,124
City of Menifee ,
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/37 ........................................................ 320,000 301,136
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 3%,
9/01/43 ........................................................ 135,000 96,821
Community Facilities District No. 2019-1 Meadow Run, Special Tax, 2022, 4%,
9/01/51 ........................................................ 565,000 481,121
City of Newport Beach , Assessment District No. 113 , 1915 Act, Special Assessment ,
2021 A , 2.25% , 9/02/41 ............................................. 1,290,000 833,523
City of Ontario ,
Community Facilities District No. 13, Special Tax, 2021, Refunding, 4%, 9/01/38 ... 400,000 368,570
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/43 ........... 410,000 358,618
Community Facilities District No. 45, Special Tax, 2020, 4%, 9/01/51 ........... 1,565,000 1,304,038
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/36 ........... 525,000 497,175
Community Facilities District No. 53, Special Tax, 2021, 4%, 9/01/42 ........... 650,000 577,150
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/42 ........... 750,000 761,967
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/47 ........... 800,000 804,361
Community Facilities District No. 55, Special Tax, 2022, 5%, 9/01/53 ........... 845,000 843,830
Community Facilities District No. 57, Special Tax, 2022, 4.25%, 9/01/37 ......... 415,000 397,203
Community Facilities District No. 57, Special Tax, 2022, 4.625%, 9/01/42 ........ 650,000 628,594
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/47 ......... 840,000 806,240
Community Facilities District No. 57, Special Tax, 2022, 4.75%, 9/01/52 ......... 825,000 774,744
City of Orange , Community Facilities District No. 06-1 , Special Tax , 2015 , Refunding ,
AGMC Insured , 5% , 10/01/40 ......................................... 7,500,000 7,785,340
City of Pasadena , Electric , Revenue , 2016 A , Refunding , 4% , 6/01/46 ............
22,625,000 21,661,768
City of Perris , Revenue , 1988 A , GNMA Insured , ETM, Zero Cpn., 6/01/23 .........
19,095,000 18,929,717
City of Riverside ,
Electric, Revenue, 2013 A, Refunding, 5%, 10/01/43 ....................... 11,535,000 11,640,929
Sewer, Revenue, 2015 A, Refunding, 5%, 8/01/40 ......................... 25,000,000 25,939,150

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
City of Roseville , Electric System , COP , 2004 , AGMC Insured , 5% , 2/01/34 ........
$ 5,000 $ 5,008
City of Sacramento ,
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/43 .................... 6,035,000 6,313,755
Transient Occupancy Tax, Revenue, 2018 A, 5%, 6/01/48 .................... 19,830,000 20,609,400
Transient Occupancy Tax, Revenue, 2018 C, 5%, 6/01/48 ................... 9,415,000 9,767,067
City of Santa Paula ,
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/42 .................................................... 575,000 518,600
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/47 .................................................... 1,460,000 1,268,598
Harvest Community Facilities District No. 1 Improvement Area A, Special Tax, 2022,
4%, 9/01/52 .................................................... 3,530,000 3,001,020
City of Santa Rosa , Wastewater , Revenue , 2020 A , 5% , 9/01/35 ................
600,000 679,417
City of Upland , San Antonio Regional Hospital Obligated Group , COP , Refunding , 5% ,
1/01/47 ......................................................... 14,400,000 14,285,248
City of Vernon ,
Electric System, Revenue, 2021 A, 5%, 10/01/24 .......................... 2,500,000 2,540,016
Electric System, Revenue, 2021 A, 5%, 4/01/28 ........................... 2,000,000 2,132,563
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/34 .................. 1,350,000 1,485,928
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/39 .................. 425,000 447,691
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/40 .................. 365,000 383,288
Electric System, Revenue, 2022 A, Refunding, 5%, 8/01/41 .................. 420,000 439,988
b
CMFA Special Finance Agency ,
Latitude33, Revenue, 144A, 2021 A-1, 3%, 12/01/56 ....................... 9,000,000 6,202,347
Solana at Grand, Revenue, Senior Lien, 144A, 2021 A-1, 4%, 8/01/56 .......... 54,800,000 46,230,705
b
CMFA Special Finance Agency Enclave , Revenue, Senior Lien , 144A, 2022 A-1 , 4% ,
8/01/58 ......................................................... 26,500,000 20,669,677
b
CMFA Special Finance Agency VII , Breakwater Apartments (The) , Revenue , 144A,
2021 A-1 , 3% , 8/01/56 .............................................. 94,250,000 64,133,016
b
CMFA Special Finance Agency VIII , Elan Huntington Beach , Revenue, Senior Lien ,
144A, 2021 A-1 , 3% , 8/01/56 ......................................... 34,750,000 22,935,396
b
CMFA Special Finance Agency XII , Allure Apartments , Revenue, Senior Lien , 144A,
2022 A-1 , 3.25% , 2/01/57 ............................................ 27,500,000 18,620,338
Coachella Valley Unified School District ,
GO, C, AGMC Insured, Zero Cpn., 8/01/36 ............................... 8,000,000 4,647,490
GO, C, AGMC Insured, Zero Cpn., 8/01/37 ............................... 8,000,000 4,379,845
GO, C, AGMC Insured, Zero Cpn., 8/01/40 ............................... 7,500,000 3,460,979
GO, C, AGMC Insured, Zero Cpn., 8/01/43 ............................... 10,000,000 3,842,731
Coalinga-Huron Joint Unified School District , GO , B , BAM Insured , 5% , 8/01/48 .....
7,135,000 7,471,653
Colton Joint Unified School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/42 .
16,365,000 6,606,184
Contra Costa Community College District , GO , 2020 C , 4% , 8/01/32 .............
1,200,000 1,299,727
Contra Costa Water District , Revenue , V , Refunding , 5% , 10/01/49 ..............
7,500,000 8,118,534
Corona-Norco Unified School District ,
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/23 ........................... 2,320,000 2,281,318
GO, 1998 B, AGMC Insured, Zero Cpn., 9/01/24 ........................... 2,620,000 2,490,750
GO, 1998 B, AGMC Insured, Zero Cpn., 3/01/25 ........................... 1,400,000 1,309,226
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/25 ........................... 4,655,000 4,281,107
GO, 1998 C, NATL Insured, Zero Cpn., 9/01/26 ........................... 6,080,000 5,412,613
County of Madera , Childrens Hospital Central California Obligated Group , COP , 1998 ,
NATL Insured , 5% , 3/15/23 ........................................... 1,870,000 1,871,239
County of Orange ,
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/37 ...... 1,300,000 1,354,905
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/42 ...... 850,000 867,380
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/47 ...... 4,650,000 4,696,152
Community Facilities District No. 2021-1, Special Tax, 2022 A, 5%, 8/15/52 ...... 4,200,000 4,223,784

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
County of Placer ,
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/43 .................................................. $ 900,000 $ 892,740
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/48 .................................................. 1,360,000 1,307,492
Community Facilities District No. 2017-1 Improvement Area No. 2, Special Tax, 2017
1, 5%, 9/01/53 .................................................. 1,000,000 949,262
County of Riverside ,
Revenue, 1988 B, GNMA Insured, ETM, Zero Cpn., 6/01/23 .................. 26,160,000 25,943,102
Community Facilities District No. 07-2, Special Tax, 2020, AGMC Insured, 4%,
9/01/45 ........................................................ 2,730,000 2,617,470
County of Sacramento ,
Airport System, Revenue, 2016 B, Refunding, 5%, 7/01/41 ................... 9,000,000 9,224,692
Airport System, Revenue, Senior Lien, 2016 A, Refunding, 5%, 7/01/41 ......... 10,000,000 10,318,713
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/41 ........ 325,000 293,462
Community Facilities District No. 2014-2, Special Tax, 2021, 4%, 9/01/46 ........ 325,000 283,468
b
CSCDA Community Improvement Authority ,
1818 Platinum Triangle-Anaheim, Revenue, Senior Lien, 144A, 2021 A-1, 3.35%,
4/01/47 ........................................................ 10,000,000 7,704,430
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-1, 3.6%, 5/01/47 ....... 10,000,000 7,929,242
777 Place-Pomona, Revenue, Senior Lien, 144A, 2021 A-2, 3.25%, 5/01/57 ...... 12,500,000 8,748,763
Acacia on Santa Rosa Creek, Revenue, Senior Lien, 144A, 2021 A, 4%, 10/01/56 . 13,000,000 10,821,252
Cameo/Garrison Apartments, Revenue, 144A, 2021 B, 4%, 3/01/57 ............ 7,000,000 5,026,297
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 2.8%, 3/01/47 21,800,000 15,902,945
Cameo/Garrison Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 3/01/57 . 7,430,000 4,985,306
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-1, 3.25%, 7/01/43 ......... 6,530,000 5,109,876
Crescent (The), Revenue, Senior Lien, 144A, 2022 A-2, 4.3%, 7/01/59 .......... 18,250,000 15,449,008
Dublin, Revenue, 144A, 2021 B, 4%, 2/01/57 ............................. 16,110,000 11,625,147
Dublin, Revenue, Senior Lien, 144A, 2021 A-1, 2.45%, 2/01/47 ............... 40,500,000 29,970,036
Dublin, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 2/01/57 .................. 45,500,000 30,652,759
Escondido Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/48 ........ 10,000,000 6,775,829
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-1, 2.875%, 8/01/41 19,710,000 16,518,994
Jefferson Platinum Triangle Apartments, Revenue, 144A, 2021 A-2, 3.125%, 8/01/56 54,465,000 38,243,232
Monterey Station Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 7/01/43 . 8,000,000 6,099,997
Park Crossing Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 12/01/58 . 18,750,000 12,817,121
Parrallel-Anaheim, Revenue, 144A, 2021 A, 4%, 8/01/56 .................... 8,000,000 6,518,162
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-1, 2.65%, 12/01/46 ..... 1,425,000 1,073,726
Pasadena Portfolio, Revenue, Senior Lien, 144A, 2021 A-2, 3%, 12/01/56 ....... 39,820,000 27,050,216
Renaissance at City Center, Revenue, 144A, 2020 A, 5%, 7/01/51 ............. 15,325,000 14,292,521
Theo Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3.5%, 5/01/47 ........ 5,000,000 4,107,176
Towne at Glendale Apartments, Revenue, 144A, 2022 A, Zero Cpn., 9/01/62 ..... 53,000,000 26,046,341
Vineyard Garden Apartments, Revenue, Senior Lien, 144A, 2021 A, 3.25%, 10/01/58 14,000,000 9,613,985
Waterscape Apartments, Revenue, Senior Lien, 144A, 2021 A, 3%, 9/01/56 ...... 5,000,000 3,322,228
Westgate Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 6/01/47 ...... 14,500,000 10,715,722
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-1, 3%, 12/01/49 ... 30,000,000 20,257,980
Wood Creek Apartments, Revenue, Senior Lien, 144A, 2021 A-2, 4%, 12/01/58 ... 25,000,000 18,908,905
Daly City Housing Development Finance Agency , Franciscan Park LLC , Revenue , 2007
A , Refunding , 5% , 12/15/47 .......................................... 17,870,000 17,873,367
Day Creek Square Public Facilities ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/40 ........ 625,000 550,535
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/45 ........ 700,000 589,425
Delano Joint Union High School District , GO , 2003 A , Refunding , NATL Insured , 5.15% ,
2/01/32 ......................................................... 8,520,000 9,461,717
East Bay Municipal Utility District ,
Water System, Revenue, 2014 A, Refunding, 5%, 6/01/35 ................... 10,000,000 10,192,441
Water System, Revenue, 2014 B, Refunding, 5%, 6/01/24 ................... 4,140,000 4,242,143
Water System, Revenue, 2014 C, 5%, 6/01/44 ............................ 14,000,000 14,182,042

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
East Bay Municipal Utility District, (continued)
Water System, Revenue, 2015 A, Refunding, 5%, 6/01/36 ................... $ 7,355,000 $ 7,709,014
Water System, Revenue, 2015 C, 4%, 6/01/45 ............................ 9,070,000 8,888,965
Water System, Revenue, 2017 A, Refunding, 5%, 6/01/45 ................... 4,240,000 4,487,426
Water System, Revenue, 2019 A, 5%, 6/01/44 ............................ 4,000,000 4,333,705
Eastern Municipal Water District ,
Revenue, 2021 A, Refunding, 4%, 7/01/28 ............................... 2,480,000 2,653,686
a
Revenue, 2021 B, Refunding, Mandatory Put, 3.52%, 7/01/24 ................ 7,500,000 7,453,789
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/46 ....... 2,815,000 2,448,180
Community Facilities District No. 2017-79, Special Tax, 2021, 4%, 9/01/51 ....... 3,405,000 2,876,638
Community Facilities District No. 2019-83, Special Tax, 2022, 4%, 9/01/51 ....... 2,790,000 2,357,069
Eastern Municipal Water District Financing Authority , Revenue , 2015 B , 5% , 7/01/46 .
30,705,000 31,757,911
Elk Grove Finance Authority , Special Tax , 2015 , Refunding , BAM Insured , 5% , 9/01/38
1,500,000 1,566,120
Fairfax School District , GO , 2010 , AGMC Insured , Zero Cpn., 11/01/48 ...........
10,380,000 2,845,381
FHLMC, Multi-family ML Pass-Through Certificates , Revenue , 2019-ML06 , ACA ,
Revenue , 2.493% , 7/25/35 ........................................... 1,031,761 817,204
Folsom Cordova Unified School District School Facilities Improvement Dist No. 5 , GO ,
C , 4% , 10/01/43 ................................................... 17,500,000 17,003,714
Foothill-Eastern Transportation Corridor Agency ,
Revenue, 2013 A, Refunding, AGMC Insured, 5%, 1/15/42 ................... 10,000,000 10,177,904
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/49 ............................ 305,000,000 312,631,039
Revenue, 2013 A, Pre-Refunded, 6%, 1/15/53 ............................ 190,000,000 194,753,762
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/31 .............. 35,000,000 38,770,980
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/32 .............. 37,260,000 41,512,122
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/37 .............. 41,250,000 22,863,683
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/38 .............. 77,650,000 40,581,280
Revenue, 2013 A, Refunding, AGMC Insured, Zero Cpn., 1/15/39 .............. 56,100,000 27,669,575
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 130,000,000 50,652,745
Revenue, 2013 A, Refunding, Zero Cpn., 1/15/42 .......................... 98,000,000 104,919,104
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/25 .................... 20,660,000 19,494,185
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/26 .................... 23,475,000 21,527,544
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/27 .................... 15,000,000 13,375,176
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/28 .................... 2,000,000 1,738,460
Revenue, Senior Lien, 1995 A, ETM, Zero Cpn., 1/01/29 .................... 35,310,000 29,921,207
Revenue, Senior Lien, 2021 A, Refunding, 4%, 1/15/46 ..................... 17,500,000 15,876,301
Fowler Unified School District ,
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/41 .......................... 3,095,000 1,403,436
GO, 2010 C, AGMC Insured, Zero Cpn., 8/01/42 .......................... 3,005,000 1,299,586
Franklin-Mckinley School District , GO , C , Pre-Refunded , BAM Insured , 5% , 8/01/44 .
5,000,000 5,040,136
Fresno Unified School District ,
GO, 2020 B, 5%, 8/01/46 ............................................ 2,635,000 2,831,595
GO, 2020 B, 4%, 8/01/48 ............................................ 3,205,000 3,136,182
GO, 2020 B, 4%, 8/01/52 ............................................ 6,585,000 6,364,029
GO, 2020 B, 4%, 8/01/55 ............................................ 4,000,000 3,846,098
Fullerton School District , GO , 2002 A , NATL Insured , Zero Cpn., 8/01/23 ..........
3,030,000 2,987,707
Glendale Community College District , GO , 2003 C , NATL Insured , Zero Cpn., 8/01/28
12,860,000 10,227,594
Glendora Public Finance Authority , Glendora Community Redevelopment Agency , Tax
Allocation , 2003 A , NATL Insured , 5% , 9/01/24 ............................ 1,945,000 1,947,514
Golden State Tobacco Securitization Corp. , Revenue , 2022 A-1 , Refunding , 5% ,
6/01/51 ......................................................... 19,000,000 19,791,019
Golden Valley Unified School District Financing Authority ,
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/46 ........ 250,000 213,392
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/51 ........ 500,000 413,214
Community Facilities District No. 2017-1, Revenue, 2021 A, 4%, 9/01/56 ........ 745,000 605,000

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Grossmont Union High School District , GO , 2004 , AGMC Insured , Zero Cpn., 8/01/24
$ 5,110,000 $ 4,874,973
Grossmont-Cuyamaca Community College District , GO , 2018 B , 4% , 8/01/47 ......
10,000,000 9,536,859
Hacienda La Puente Unified School District , GO , 2017 A , 4% , 8/01/47 ............
655,000 624,664
Hartnell Community College District , GO , 2009 C , 6.125% , 8/01/33 ..............
20,000,000 25,196,208
Hawthorne School District , GO , 2008 C , AGMC Insured , Zero Cpn., 8/01/48 .......
37,665,000 11,038,772
Huntington Beach City School District , GO , 2003 A , NATL Insured , Zero Cpn., 8/01/28
10,005,000 8,166,323
Independent Cities Finance Authority ,
Augusta Communities LLC, Revenue, 2022 A, Refunding, 5.25%, 5/15/56 ....... 4,000,000 4,150,790
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/36 ... 700,000 704,178
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/41 ... 900,000 872,424
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/46 ... 925,000 862,046
b
City of Compton Sales Tax, Revenue, 144A, 2021, AGMC Insured, 4%, 6/01/51 ... 1,250,000 1,128,978
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/46 ........... 1,000,000 762,589
Millennium Housing LLC, Revenue, 2021 A, Refunding, 3%, 9/15/56 ........... 2,000,000 1,387,789
Millennium Housing LLC, Revenue, 2022, Refunding, 4%, 9/15/42 ............. 2,000,000 1,898,635
Millennium Housing LLC, Revenue, 2022, Refunding, 4.25%, 9/15/50 ........... 2,000,000 1,907,353
Millennium Housing LLC, Revenue, 2022, Refunding, 5%, 9/15/50 ............. 2,000,000 2,093,156
Irvine Unified School District ,
Special Tax, 2020 A, 4%, 9/01/40 ...................................... 2,960,000 2,709,618
Special Tax, 2020 A, 4%, 9/01/44 ...................................... 6,250,000 5,514,601
Special Tax, 2020 A, BAM Insured, 4%, 9/01/50 ........................... 8,000,000 7,365,337
Community Facilities District No. 01-1, Special Tax, 2015, Refunding, BAM Insured,
5%, 9/01/38 .................................................... 7,000,000 7,250,066
Community Facilities District No. 09-1, Special Tax, 2017 D, 5%, 3/01/57 ........ 11,000,000 11,048,828
Jefferson Union High School District ,
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/25 ..................... 1,445,000 1,510,884
GO, 2000 A, Refunding, NATL Insured, 6.45%, 8/01/29 ..................... 3,075,000 3,502,857
Jurupa Community Services District ,
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/39 .......... 135,000 123,745
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/40 .......... 140,000 126,451
Community Facilities District No. 52, Special Tax, 2021 A, 4%, 9/01/50 .......... 1,000,000 841,370
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/46 .......... 900,000 773,749
Community Facilities District No. 54, Special Tax, 2021 A, 4%, 9/01/51 .......... 875,000 731,111
Jurupa Public Financing Authority ,
Special Tax, 2013 A, AGMC Insured, 5.125%, 9/01/37 ...................... 4,000,000 4,035,821
Special Tax, 2013 A, AGMC Insured, 5.25%, 9/01/42 ....................... 3,250,000 3,283,823
La Mirada Redevelopment Agency Successor Agency , Tax Allocation , 2010 A ,
Refunding , AGMC Insured , 5% , 8/15/28 ................................. 1,855,000 1,858,915
Lake Elsinore Unified School District ,
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/47 ........ 350,000 349,146
Community Facilities District No. 2006-3, Special Tax, 2022, 5%, 9/01/52 ........ 500,000 492,864
Lakeside Union School District , GO , 2010 B , Zero Cpn., 8/01/45 ................
11,540,000 4,057,297
Lammersville Joint Unified School District , GO , 2016 A , 4% , 8/01/46 .............
41,340,000 39,608,052
Lancaster School District ,
GO, 1999, NATL Insured, Zero Cpn., 8/01/25 ............................. 5,495,000 5,040,925
GO, 1999, NATL Insured, Zero Cpn., 7/01/26 ............................. 5,965,000 5,297,073
Lassen Municipal Utility District , COP , 2021 , 4% , 5/01/51 ......................
3,000,000 2,716,887
Lawndale Redevelopment Agency ,
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/39 ........................ 10,280,000 10,299,981
Tax Allocation, 2009, AGMC Insured, 5.5%, 8/01/44 ........................ 6,085,000 6,096,477
Lee Lake Water District Financing Corp. ,
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/36 ................................................ 930,000 887,955
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/41 ................................................ 785,000 697,884

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Lee Lake Water District Financing Corp., (continued)
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/46 ................................................ $ 1,040,000 $ 894,713
Community Facilities District No. 4 Terramor Improvement Area No. 2, Special Tax,
2021, 4%, 9/01/51 ................................................ 930,000 780,249
Lemon Grove School District , GO , 2010 B , AGMC Insured , Zero Cpn., 8/01/50 .....
20,990,000 5,671,378
Lodi Unified School District , GO , 2017 , 4% , 8/01/41 ..........................
15,000,000 14,769,999
Long Beach Bond Finance Authority ,
Revenue, 2007 A, 5.5%, 11/15/28 ..................................... 8,000,000 8,555,917
Revenue, 2007 A, 5%, 11/15/29 ....................................... 17,465,000 18,378,964
Revenue, 2007 A, 5.5%, 11/15/30 ..................................... 5,000,000 5,454,860
Revenue, 2007 A, 5%, 11/15/35 ....................................... 69,855,000 73,440,867
Revenue, 2007 A, 5.5%, 11/15/37 ..................................... 35,000,000 38,089,412
Los Angeles Community College District ,
GO, 2015 C, Refunding, 5%, 8/01/25 ................................... 5,890,000 6,189,276
GO, 2016, Refunding, 5%, 8/01/38 ..................................... 10,000,000 10,633,907
Los Angeles County Metropolitan Transportation Authority ,
Revenue, 2021 A, 5%, 6/01/26 ........................................ 4,000,000 4,277,176
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/35 ....................... 17,655,000 18,797,052
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/37 ....................... 10,970,000 11,600,031
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/38 ....................... 2,705,000 2,854,713
Sales Tax, Revenue, 2016 A, Refunding, 5%, 6/01/39 ....................... 10,000,000 10,520,894
Sales Tax, Revenue, 2017 A, 5%, 7/01/38 ............................... 10,455,000 11,235,958
Sales Tax, Revenue, 2017 A, 5%, 7/01/39 ............................... 7,860,000 8,426,328
Sales Tax, Revenue, 2017 A, 5%, 7/01/41 ............................... 12,350,000 13,171,090
Sales Tax, Revenue, 2017 A, 5%, 7/01/42 ............................... 26,910,000 28,630,203
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/32 ....................... 6,700,000 7,774,775
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/35 ....................... 18,960,000 21,682,159
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/36 ....................... 7,035,000 7,967,612
Sales Tax, Revenue, 2020 A, Refunding, 5%, 6/01/37 ....................... 11,455,000 12,901,225
Sales Tax, Revenue, 2021 A, 5%, 6/01/23 ............................... 7,000,000 7,033,848
Sales Tax, Revenue, 2021 A, 5%, 6/01/24 ............................... 5,500,000 5,635,017
Sales Tax, Revenue, 2021 A, 5%, 6/01/32 ............................... 4,000,000 4,721,287
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/28 ...................... 3,830,000 4,287,785
Sales Tax, Revenue, Senior Lien, 2021 A, 5%, 7/01/36 ...................... 2,500,000 2,861,622
Los Angeles County Sanitation Districts Financing Authority ,
Revenue, 2022 A, 5%, 10/01/25 ....................................... 6,830,000 7,206,387
Los Angeles County Sanitation District No. 20, Revenue, 2016 A, Refunding, 4%,
10/01/42 ....................................................... 16,430,000 16,048,937
Los Angeles Department of Water , Water System , Revenue , 2020 C , Refunding , 5% ,
7/01/41 ......................................................... 6,455,000 7,090,317
Los Angeles Department of Water & Power ,
Power System, Revenue, 2014 B, 5%, 7/01/43 ............................ 62,000,000 62,540,212
Power System, Revenue, 2014 D, 5%, 7/01/44 ............................ 51,940,000 52,631,794
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/35 ................... 15,105,000 15,690,816
Power System, Revenue, 2015 A, Refunding, 5%, 7/01/36 ................... 17,795,000 18,451,885
Power System, Revenue, 2016 B, 5%, 7/01/35 ............................ 11,995,000 12,708,079
Power System, Revenue, 2017 A, 5%, 7/01/47 ............................ 5,000,000 5,230,385
Power System, Revenue, 2017 C, 5%, 7/01/47 ............................ 99,525,000 104,663,924
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/38 ................... 8,960,000 9,702,862
Power System, Revenue, 2018 D, Refunding, 5%, 7/01/39 ................... 8,215,000 8,869,758
Power System, Revenue, 2019 A, 5%, 7/01/45 ............................ 9,535,000 10,190,736
Power System, Revenue, 2019 A, 5.25%, 7/01/49 ......................... 12,555,000 13,510,902
Power System, Revenue, 2019 D, Refunding, 5%, 7/01/44 ................... 17,555,000 18,892,535
Power System, Revenue, 2020 A, Refunding, 5%, 7/01/28 ................... 10,000,000 11,153,050
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/39 ................... 1,005,000 1,111,691
Power System, Revenue, 2020 B, Refunding, 5%, 7/01/45 ................... 8,500,000 9,204,647

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Los Angeles Department of Water & Power, (continued)
Power System, Revenue, 2021 B, Refunding, 5%, 7/01/48 ................... $ 20,800,000 $ 22,465,292
Power System, Revenue, 2021 C, 5%, 7/01/40 ............................ 8,020,000 8,897,494
Power System, Revenue, 2021 C, 5%, 7/01/45 ............................ 14,455,000 15,793,320
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/40 ................... 6,000,000 6,690,220
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 5,000,000 5,542,332
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/42 ................... 6,250,000 6,917,090
Power System, Revenue, 2022 C, Refunding, 5%, 7/01/43 ................... 5,000,000 5,515,838
Water System, Revenue, 2014 A, 5%, 7/01/44 ............................ 84,000,000 85,162,400
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/41 ................... 29,820,000 31,262,525
Water System, Revenue, 2016 A, Refunding, 5%, 7/01/46 ................... 32,840,000 34,241,631
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/41 ................... 24,210,000 25,564,874
Water System, Revenue, 2017 A, Refunding, 5%, 7/01/44 ................... 35,365,000 37,158,044
Water System, Revenue, 2018, Refunding, 5%, 7/01/43 ..................... 8,380,000 9,018,256
Water System, Revenue, 2018 A, 5%, 7/01/43 ............................ 5,425,000 5,802,511
Water System, Revenue, 2018 A, 5%, 7/01/48 ............................ 22,375,000 23,784,952
Water System, Revenue, 2022 C, Refunding, 5%, 7/01/41 ................... 2,970,000 3,317,565
Los Angeles Unified School District ,
GO, 2017 A, Refunding, 5%, 7/01/25 ................................... 18,750,000 19,574,372
GO, 2020 C, 4%, 7/01/33 ............................................ 7,000,000 7,535,624
GO, 2020 C, 4%, 7/01/36 ............................................ 8,975,000 9,196,022
GO, 2020 RYQ, 4%, 7/01/44 ......................................... 10,730,000 10,465,490
Los Gatos-Saratoga Joint High School District ,
GO, A, 4%, 8/01/39 ................................................ 10,635,000 10,670,458
GO, A, 4%, 8/01/44 ................................................ 6,090,000 5,968,953
Los Rios Community College District , GO , E , 3% , 8/01/23 .....................
10,560,000 10,556,632
Marin Municipal Water District , Revenue , 2022 , Refunding , 4% , 6/15/52 ..........
27,295,000 25,687,472
d
Marina Redevelopment Agency Successor Agency ,
Tax Allocation, 2023 A, 5%, 9/01/43 .................................... 1,000,000 1,020,181
Tax Allocation, 2023 B, 5%, 9/01/43 .................................... 2,100,000 2,121,563
McFarland Public Financing Authority , Revenue , 2010 A , AGMC Insured , 5% , 10/01/40
5,115,000 5,122,745
Menifee Union School District ,
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/26 ........ 75,000 75,004
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/27 ........ 140,000 140,268
Community Facilities District No. 2011-1, Special Tax, 2021, 4%, 9/01/28 ........ 105,000 105,395
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/45 .................................................... 875,000 765,362
Community Facilities District No. 2011-1 Improvement Area No. 5, Special Tax, 2021,
4%, 9/01/51 .................................................... 1,825,000 1,536,948
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5%, 9/01/42 .................................................... 1,000,000 1,012,909
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 2,000,000 2,025,142
Community Facilities District No. 2011-1 Improvement Area No. 7, Special Tax, 2022,
5.25%, 9/01/52 .................................................. 2,000,000 2,033,803
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/35 ........ 200,000 193,788
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/44 ........ 565,000 498,520
Community Facilities District No. 2019-2, Special Tax, 2021, 4%, 9/01/51 ........ 675,000 570,259
Metropolitan Water District of Southern California ,
a
Revenue, 2017 C, Mandatory Put, 3.56%, 5/21/24 ......................... 13,000,000 12,949,606
a
Revenue, 2017 D, Refunding, Mandatory Put, 3.56%, 5/21/24 ................ 10,000,000 9,961,235
a
Revenue, 2017 E, Refunding, Mandatory Put, 3.56%, 5/21/24 ................ 13,000,000 12,949,605
Revenue, 2019 A, Refunding, 5%, 7/01/25 ............................... 6,000,000 6,284,506
Revenue, 2020 A, 5%, 10/01/49 ....................................... 16,665,000 18,049,542
Revenue, 2021 B, Refunding, 4%, 10/01/25 .............................. 2,000,000 2,054,206
Revenue, 2022 B, Refunding, 3%, 7/01/28 ............................... 20,000,000 20,410,856

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Middle Fork Project Finance Authority ,
Revenue, 2020, Refunding, 5%, 4/01/27 ................................. $ 3,000,000 $ 3,149,677
Revenue, 2020, Refunding, 5%, 4/01/31 ................................. 3,895,000 4,245,962
Revenue, 2020, Refunding, 5%, 4/01/36 ................................. 7,330,000 7,825,827
Midpeninsula Regional Open Space District , Field Employees Corp. , GO , 2018 , 4% ,
9/01/48 ......................................................... 11,220,000 10,824,524
Milpitas Redevelopment Agency Successor Agency , Tax Allocation , 1997 , NATL
Insured , ETM, 5.5% , 1/15/24 ......................................... 1,965,000 2,004,612
Modesto High School District ,
GO, 2002 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 10,815,000 10,661,867
GO, 2002 A, NATL Insured, Zero Cpn., 5/01/27 ........................... 12,770,000 11,172,195
Monterey Peninsula Unified School District , GO , 2016 C , Refunding , 5% , 8/01/41 ...
11,190,000 11,741,091
Moorpark Unified School District , GO , 2009 A , AGMC Insured , Zero Cpn., 8/01/32 ...
5,870,000 4,164,409
Moreno Valley Unified School District ,
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/27 ...................... 6,315,000 5,522,618
GO, 2004 A, AGMC Insured, ETM, Zero Cpn., 8/01/28 ...................... 6,625,000 5,644,982
GO, 2018 B, AGMC Insured, 5%, 8/01/47 ................................ 6,075,000 6,429,290
Mount Diablo Unified School District ,
GO, 2022 B, Refunding, 4%, 8/01/25 ................................... 3,100,000 3,170,852
GO, B, 4%, 8/01/24 ................................................ 1,425,000 1,441,713
Mount San Antonio Community College District , GO , 2013 A , Zero Cpn., 8/01/43 ....
55,000,000 49,254,128
M-S-R Energy Authority , Revenue , 2009 B , 6.5% , 11/01/39 ....................
25,000,000 29,823,358
Murrieta Valley Unified School District ,
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/24 ........ 60,000 59,826
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/44 ........ 500,000 436,923
Community Facilities District No. 2018-1, Special Tax, 2021, 4%, 9/01/51 ........ 1,000,000 840,419
Newport Mesa Unified School District , GO , 2011 , 6.3% , 8/01/42 ................
20,000,000 24,246,882
Norman Y Mineta San Jose International Airport SJC ,
Revenue, 2017 A, Refunding, 5%, 3/01/36 ............................... 4,590,000 4,751,381
Revenue, 2017 A, Refunding, 5%, 3/01/37 ............................... 4,475,000 4,615,558
Revenue, 2017 A, Refunding, 5%, 3/01/41 ............................... 11,535,000 11,787,325
Revenue, 2017 A, Refunding, 5%, 3/01/47 ............................... 9,400,000 9,533,316
Revenue, 2017 B, Refunding, 5%, 3/01/47 ............................... 10,000,000 10,292,520
Revenue, 2021 A, Refunding, 5%, 3/01/32 ............................... 1,800,000 1,963,816
Revenue, 2021 B, Refunding, 5%, 3/01/29 ............................... 500,000 560,648
Revenue, 2021 B, Refunding, 5%, 3/01/30 ............................... 600,000 684,433
Revenue, 2021 B, Refunding, 5%, 3/01/31 ............................... 1,000,000 1,159,170
Revenue, 2021 B, Refunding, 5%, 3/01/32 ............................... 2,000,000 2,315,458
Revenue, 2021 B, Refunding, 5%, 3/01/33 ............................... 1,400,000 1,613,628
Oceanside Unified School District ,
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/38 ........................... 10,590,000 5,453,094
GO, 2010 B, AGMC Insured, Zero Cpn., 8/01/39 ........................... 7,860,000 3,822,099
GO, 2015, Refunding, 5%, 8/01/48 ..................................... 12,000,000 12,374,294
GO, 2022, Refunding, 5%, 8/01/39 ..................................... 1,005,000 1,111,417
GO, G, 5%, 8/01/40 ................................................ 1,020,000 1,123,199
GO, G, 5%, 8/01/43 ................................................ 1,000,000 1,095,977
Ontario International Airport Authority ,
Revenue, 2021 B, AGMC Insured, 5%, 5/15/28 ........................... 300,000 319,704
Revenue, 2021 B, AGMC Insured, 5%, 5/15/31 ........................... 1,000,000 1,103,743
Revenue, 2021 B, AGMC Insured, 5%, 5/15/33 ........................... 1,000,000 1,097,496
Revenue, 2021 B, AGMC Insured, 5%, 5/15/34 ........................... 1,000,000 1,092,108
Orange County Sanitation District , Revenue , 2015 A , Refunding , 5% , 2/01/36 ......
8,350,000 8,531,511
Orange County Transportation Authority ,
Revenue, 2021, ETM, 4%, 10/15/24 .................................... 13,055,000 13,254,697
Revenue, 2021, ETM, 5%, 10/15/24 .................................... 51,945,000 53,554,189

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Orange County Water District ,
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/28 ........................... $ 13,740,000 $ 14,717,040
COP, 2003 B, NATL Insured, ETM, 5%, 8/15/34 ........................... 3,305,000 3,823,688
COP, 2003 B, Pre-Refunded, NATL Insured, 5%, 8/15/34 .................... 4,140,000 4,932,415
Orange Unified School District , GO , 2022 , 5% , 8/01/41 .......................
3,380,000 3,784,343
Palomar Community College District , GO , 2010 B , Zero Cpn., 8/01/39 ............
69,410,000 75,757,184
Palomar Health ,
Obligated Group, GO, 2009 A, AGMC Insured, 7%, 8/01/38 .................. 36,000,000 41,438,585
Obligated Group, GO, 2010 A, 6.75%, 8/01/40 ............................ 60,000,000 69,470,226
Palomar Health Obligated Group, Revenue, 2017, Refunding, AGMC Insured, 5%,
11/01/47 ....................................................... 35,000,000 35,819,262
Panoche Financing Authority ,
Panoche Water District, Revenue, 2021 A, 4%, 9/01/43 ..................... 1,120,000 1,036,521
Panoche Water District, Revenue, 2021 A, 4%, 9/01/51 ..................... 6,070,000 5,290,812
Panoche Water District, Revenue, 2021 B, 1.182%, 9/01/23 .................. 125,000 122,298
Panoche Water District, Revenue, 2021 B, 1.408%, 9/01/24 .................. 125,000 117,610
Panoche Water District, Revenue, 2021 B, 1.553%, 9/01/25 .................. 130,000 118,267
Panoche Water District, Revenue, 2021 B, 2.006%, 9/01/27 .................. 395,000 341,697
Panoche Water District, Revenue, 2021 B, 2.456%, 9/01/29 .................. 415,000 346,969
Panoche Water District, Revenue, 2021 B, 2.756%, 9/01/31 .................. 435,000 353,019
Panoche Water District, Revenue, 2021 B, 3.106%, 9/01/35 .................. 880,000 695,553
Panoche Water District, Revenue, 2021 B, 3.571%, 9/01/40 .................. 1,155,000 883,881
Paramount Unified School District ,
GO, 2013, Pre-Refunded, BAM Insured, 5%, 8/01/48 ....................... 2,450,000 2,469,666
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/43 .................. 32,000,000 8,208,557
GO, 2013, Pre-Refunded, BAM Insured, Zero Cpn., 8/01/48 .................. 28,000,000 4,828,264
Patterson Joint Unified School District ,
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/23 ........................... 1,985,000 1,955,537
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/24 ........................... 2,075,000 1,971,602
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/25 ........................... 2,170,000 1,991,156
GO, 2001 A, NATL Insured, Zero Cpn., 8/01/26 ........................... 2,265,000 2,008,274
Perris Joint Powers Authority ,
Community Facilities District No. 2018-1, Special Tax, 2020, 4%, 9/01/50 ........ 1,125,000 943,472
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/43 ................. 1,445,000 1,279,068
Facilities District No. 2007-2, Special Tax, 2021, 4%, 9/01/48 ................. 1,250,000 1,071,422
Perris Union High School District ,
COP, 2019, Refunding, BAM Insured, 5%, 10/01/48 ........................ 10,000,000 10,712,311
GO, 2019 A, AGMC Insured, 4%, 9/01/43 ................................ 5,540,000 5,385,806
Pittsburg Unified School District , GO , 2016 , Refunding , 4% , 8/01/44 .............
11,000,000 10,313,348
Placentia-Yorba Linda Unified School District ,
GO, 2008 D, Zero Cpn., 8/01/43 ....................................... 27,955,000 11,176,163
GO, 2008 D, Zero Cpn., 8/01/46 ....................................... 89,200,000 29,581,066
GO, 2008 D, Zero Cpn., 8/01/49 ....................................... 85,000,000 24,121,980
Port of Los Angeles , Revenue , 2014 B , Refunding , 5% , 8/01/44 .................
10,300,000 10,506,630
Poway Redevelopment Agency Successor Agency ,
Tax Allocation, 2015 A, Refunding, 5%, 12/15/31 .......................... 10,180,000 11,868,436
Tax Allocation, 2015 A, Refunding, 5%, 12/15/32 .......................... 11,215,000 13,238,164
Tax Allocation, 2015 A, Refunding, 5%, 6/15/33 ........................... 5,835,000 6,917,673
Poway Unified School District ,
Community Facilities District No. 16, Special Tax, 2020, AGMC Insured, 4%, 9/01/50 7,500,000 7,143,200
Facilities Improvement District No. 2007-1, GO, B, Zero Cpn., 8/01/46 .......... 45,000,000 14,725,175
Rancho Mirage Community Facilities District ,
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/42 ........................................................ 300,000 306,794
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/47 ........................................................ 500,000 507,888

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Rancho Mirage Community Facilities District, (continued)
City of Rancho Mirage Community Facilities District No. 4C, Special Tax, 2022, 5%,
9/01/53 ........................................................ $ 1,000,000 $ 1,006,284
Regents of the University of California ,
Medical Center, Revenue, 2013 J, Pre-Refunded, 5%, 5/15/48 ................ 75,000,000 75,276,930
Medical Center, Revenue, 2016 L, Refunding, 5%, 5/15/47 ................... 39,575,000 40,814,473
Medical Center, Revenue, 2022 P, 5%, 5/15/47 ........................... 10,000,000 10,805,070
Medical Center, Revenue, 2022 P, 4%, 5/15/53 ........................... 84,305,000 77,784,067
Regents of the University of California Medical Center , Medical Center , Revenue , 2016
L , Refunding , 5% , 5/15/41 ........................................... 10,000,000 10,389,553
Rialto Unified School District , GO , 2011 A , AGMC Insured , Zero Cpn., 8/01/41 ......
27,000,000 29,699,403
Rio Hondo Community College District , GO , 2010 C , Zero Cpn., 8/01/35 ..........
10,000,000 6,166,960
Ripon Unified School District , GO , 2013 A , Refunding , BAM Insured , 5% , 8/01/42 ...
2,315,000 2,330,808
River Islands Public Financing Authority ,
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5%, 9/01/42 ............................ 4,000,000 4,417,296
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 4.25%, 9/01/47 ......................... 6,000,000 5,927,899
Community Facilities District No 2003-1 Improvement Area No. 1, Special Tax, 2022
A-1, Refunding, AGMC Insured, 5.25%, 9/01/52 ......................... 11,000,000 12,193,381
Riverside County Asset Leasing Corp. ,
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/23 ....... 14,160,000 14,036,458
County of Riverside, Revenue, 1997 A, NATL Insured, Zero Cpn., 6/01/24 ....... 13,005,000 12,440,651
Riverside Unified School District ,
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/47 .......... 1,150,000 1,158,873
Community Facilities District No. 37, Special Tax, 2023 A, 5%, 9/01/52 .......... 2,135,000 2,145,578
b
RMA Capital Series Trust , Revenue , 144A, 2022-1 , A , 5.67% , 8/01/58 ............ 15,491,000 15,546,613
RNR School Financing Authority , Community Facilities District No. 92-1 , Special Tax ,
2015 A , Refunding , BAM Insured , 5% , 9/01/36 ............................ 11,145,000 11,520,082
Rocklin Unified School District ,
GO, 2003, NATL Insured, Zero Cpn., 8/01/25 ............................. 8,160,000 7,533,816
GO, 2003, NATL Insured, Zero Cpn., 8/01/26 ............................. 8,695,000 7,777,038
GO, 2003, NATL Insured, Zero Cpn., 8/01/27 ............................. 9,080,000 7,860,555
GO, 2003, NATL Insured, Zero Cpn., 8/01/28 ............................. 16,615,000 13,924,237
Rohnert Park Community Development Commission Successor Agency , Tax Allocation ,
2007 R , NATL Insured , ETM, 5% , 8/01/37 ............................... 1,380,000 1,445,972
Romoland School District ,
Community Facilities District No. 2016-2, Special Tax, 2022, 4.5%, 9/01/42 ....... 360,000 347,355
Community Facilities District No. 2016-2, Special Tax, 2022, 4.625%, 9/01/47 ..... 750,000 717,938
Community Facilities District No. 2016-2, Special Tax, 2022, 4.75%, 9/01/52 ...... 1,000,000 962,543
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5%, 9/01/42 .................................................... 750,000 764,836
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.125%, 9/01/47 ................................................. 1,200,000 1,220,543
Community Facilities District No. 2017-1 Improvement Area No. 1, Special Tax, 2022,
5.25%, 9/01/53 .................................................. 2,500,000 2,545,126
Community Facilities District No. 91-1, Special Tax, 2022, 3.75%, 9/01/42 ........ 1,695,000 1,407,303
Community Facilities District No. 91-1, Special Tax, 2022, 4%, 9/01/46 .......... 5,085,000 4,441,596
Roseville Natural Gas Financing Authority , Revenue , 2007 , 5% , 2/15/26 ..........
5,000,000 5,102,418
Sacramento City Unified School District , GO , 2017 E , 4% , 5/01/47 ...............
20,000,000 18,526,114
Sacramento County Sanitation Districts Financing Authority ,
Sacramento Regional County Sanitation District, Revenue, 2014 A, Refunding, 5%,
12/01/44 ....................................................... 25,000,000 25,309,850
Sacramento Regional County Sanitation District, Revenue, 2020 A, Refunding, 5%,
12/01/27 ....................................................... 2,960,000 3,273,812

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Sacramento County Water Financing Authority ,
Sacramento County Water Agency, Revenue, 2019, Refunding, 5%, 6/01/27 ..... $ 2,000,000 $ 2,176,954
Sacramento County Water Agency, Revenue, 2022 A, 4%, 11/01/25 ............ 32,260,000 33,069,055
Sacramento Municipal Utility District ,
Revenue, 2019 G, 5%, 8/15/41 ....................................... 2,500,000 2,719,816
Revenue, 2021 I, Refunding, 5%, 8/15/25 ................................ 5,500,000 5,770,018
Revenue, 2022 J, Refunding, 5%, 8/15/26 ............................... 2,615,000 2,804,586
San Bernardino Community College District ,
GO, 2009 B, Zero Cpn., 8/01/44 ....................................... 7,750,000 2,936,037
GO, 2009 B, Zero Cpn., 8/01/48 ....................................... 66,390,000 20,975,735
San Diego Community College District , GO , 2009 B , Pre-Refunded , 6% , 8/01/33 ....
26,880,000 30,582,035
San Diego County Regional Airport Authority ,
Revenue, 2017 A, Refunding, 5%, 7/01/47 ............................... 5,000,000 5,157,112
Revenue, 2019 A, Refunding, 5%, 7/01/44 ............................... 4,000,000 4,196,292
Revenue, 2019 A, Refunding, 5%, 7/01/49 ............................... 5,000,000 5,211,129
Revenue, 2019 B, Refunding, 4%, 7/01/44 ............................... 5,000,000 4,619,984
Revenue, 2021 A, 5%, 7/01/56 ........................................ 7,500,000 7,869,895
Revenue, 2021 B, 5%, 7/01/26 ........................................ 3,225,000 3,355,594
Revenue, 2021 B, 5%, 7/01/30 ........................................ 2,260,000 2,452,833
Revenue, 2021 B, 4%, 7/01/36 ........................................ 3,610,000 3,461,029
Special Facilities, Revenue, 2014 A, 5%, 7/01/44 .......................... 5,645,000 5,684,289
San Diego County Regional Transportation Commission , Revenue , 2016 A , 5% ,
4/01/48 ......................................................... 25,000,000 26,072,635
San Diego County Water Authority , Revenue , 2021 A , Refunding , 5% , 5/01/29 ......
2,335,000 2,671,228
San Diego Unified School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 7/01/23 ........................... 11,120,000 11,002,521
GO, 2009-1, Pre-Refunded, 6%, 7/01/33 ................................ 104,505,000 108,603,529
GO, 2010 C, Zero Cpn., 7/01/48 ....................................... 29,840,000 25,682,894
GO, 2012 E, Zero Cpn., 7/01/47 ....................................... 74,270,000 53,646,498
GO, 2019 L, 4%, 7/01/49 ............................................ 30,000 28,763
GO, F, 5%, 7/01/40 ................................................ 56,510,000 58,612,822
GO, F, 5%, 7/01/45 ................................................ 34,370,000 35,467,603
GO, G, 5%, 7/01/40 ................................................ 13,000,000 13,483,749
GO, R-2, Refunding, Zero Cpn., 7/01/40 ................................. 79,760,000 71,558,742
San Francisco Bay Area Rapid Transit District ,
GO, 2017 A-1, 5%, 8/01/47 .......................................... 10,000,000 10,617,755
GO, 2020 C-1, 4%, 8/01/33 .......................................... 1,560,000 1,659,006
GO, 2022 D-1, 3%, 8/01/41 .......................................... 23,605,000 20,445,029
GO, 2022 D-1, 3%, 8/01/42 .......................................... 20,000,000 17,076,672
San Francisco City & County Airport Comm-San Francisco International Airport ,
Revenue, 2016 B, 5%, 5/01/41 ........................................ 65,645,000 66,817,393
Revenue, 2016 B, 5%, 5/01/46 ........................................ 40,540,000 41,041,095
Revenue, 2016 C, 5%, 5/01/46 ........................................ 44,000,000 45,340,891
Revenue, 2019 A, Refunding, 5%, 5/01/39 ............................... 14,500,000 15,104,425
Revenue, 2019 A, Refunding, 5%, 5/01/44 ............................... 13,705,000 14,083,827
Revenue, 2019 A, Refunding, 5%, 5/01/49 ............................... 17,000,000 17,313,174
Revenue, Second Series, 2014 B, 5%, 5/01/44 ............................ 31,000,000 31,382,475
Revenue, Second Series, 2017 A, 5%, 5/01/42 ............................ 48,155,000 49,150,691
Revenue, Second Series, 2017 A, 5%, 5/01/47 ............................ 10,910,000 11,074,054
Revenue, Second Series, 2017 B, 5%, 5/01/47 ............................ 24,080,000 25,005,703
Revenue, Second Series, 2018, 5.25%, 5/01/48 ........................... 40,145,000 41,260,638
Revenue, Second Series, 2018 D, 5%, 5/01/43 ........................... 118,950,000 121,801,017
Revenue, Second Series, 2018 D, 5%, 5/01/48 ........................... 33,700,000 34,253,664
Revenue, Second Series, 2018 E, 5%, 5/01/48 ............................ 52,245,000 54,640,120
Revenue, Second Series, 2019 B, 5%, 5/01/49 ............................ 5,050,000 5,317,101
Revenue, Second Series, 2019 E, 5%, 5/01/45 ............................ 21,035,000 21,574,169
Revenue, Second Series, 2021 A, Refunding, 5%, 5/01/34 ................... 5,000,000 5,460,405

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
San Francisco City & County Redevelopment Agency Successor Agency , Tax
Allocation, Third Lien , 2017 B , AGMC Insured , 5% , 8/01/46 .................. $ 10,000,000 $ 10,552,219
San Francisco Unified School District , GO , 2022 C , 5% , 6/15/35 ................
6,640,000 7,618,588
San Gabriel Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 3,530,000 3,136,199
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 1,850,000 1,615,714
San Jacinto Unified School District , Community Facilities District No. 2003-1 , Special
Tax , 2022 , 4% , 9/01/50 ............................................. 875,000 732,786
San Joaquin Hills Transportation Corridor Agency ,
Revenue, 1997 A, Refunding, 5.9%, 1/15/38 .............................. 106,465,000 128,158,798
Revenue, 1997 A, Refunding, 5.95%, 1/15/40 ............................. 142,645,000 173,460,214
Revenue, 1997 A, Refunding, 6%, 1/15/43 ............................... 161,250,000 200,246,297
Revenue, 1997 A, Refunding, 6%, 1/15/45 ............................... 143,336,000 178,401,762
Revenue, 1997 A, Refunding, 6%, 1/15/46 ............................... 143,336,000 178,485,155
Revenue, 1997 A, Refunding, NATL Insured, Zero Cpn., 1/15/26 ............... 13,155,000 11,775,936
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/25 ...................... 5,700,000 5,387,087
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/28 ...................... 33,545,000 29,283,551
Revenue, Senior Lien, 1993, ETM, Zero Cpn., 1/01/29 ...................... 37,050,000 31,558,542
Revenue, Senior Lien, 2014 A, Pre-Refunded, 5%, 1/15/50 ................... 95,000,000 98,692,621
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/44 ......... 130,746,000 127,118,060
Revenue, Senior Lien, 2021 A, Refunding, AGMC Insured, 4%, 1/15/50 ......... 191,775,000 181,292,962
San Jose Unified School District ,
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/27 ....................... 7,105,000 6,311,518
COP, 2002, AGMC Insured, ETM, Zero Cpn., 1/01/29 ....................... 7,105,000 5,969,008
San Juan Unified School District ,
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/26 ........................... 13,575,000 11,816,543
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/27 ........................... 18,605,000 16,092,365
GO, 2003 B, NATL Insured, Zero Cpn., 8/01/28 ........................... 19,470,000 16,282,154
San Luis Obispo County Financing Authority , Revenue , 2015 A , Refunding , BAM
Insured , 5% , 9/01/37 ............................................... 10,000,000 10,458,048
San Marino Unified School District , GO , 2000 A , NATL Insured , Zero Cpn., 7/01/25 ..
6,080,000 5,651,699
San Mateo Foster City Public Financing Authority , Estero Municipal Improvement
District , Revenue , 2021 A , 5% , 8/01/25 .................................. 14,485,000 15,200,227
San Rafael City High School District , GO , 2018 B , 4% , 8/01/47 .................
17,060,000 16,269,881
Sanger Public Financing Authority ,
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/35 ................. 2,360,000 2,371,667
Revenue, 2013, Pre-Refunded, AGMC Insured, 5%, 6/15/43 ................. 6,155,000 6,185,427
Sanger Unified School District , GO , A , BAM Insured , 4% , 8/01/41 ...............
10,000,000 9,821,319
Santa Ana Unified School District , COP , 1999 , AGMC Insured , Zero Cpn., 4/01/24 ...
5,450,000 5,178,887
Santa Cruz County Redevelopment Successor Agency , Tax Allocation , 2015 A ,
Refunding , AGMC Insured , 5% , 9/01/35 ................................. 20,000,000 20,938,632
Santaluz Community Facilities District No. 2 ,
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/28 .................................................... 880,000 912,873
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/29 .................................................... 690,000 718,660
City of San Diego Community Facilities District No. 2, Special Tax, 2021, Refunding,
4%, 9/01/30 .................................................... 425,000 444,353
School Facilities Financing Authority , Twin Rivers Unified School District , Revenue , A ,
AGMC Insured , Zero Cpn., 8/01/42 .................................... 49,000,000 20,080,455
Semitropic Improvement District of the Semitropic Water Storage District , Revenue,
Second Lien , 2015 A , Refunding , AGMC Insured , 5% , 12/01/45 ............... 10,000,000 10,435,058
Southern California Public Power Authority , Revenue , 2007 A , 5% , 11/01/33 .......
17,500,000 18,781,156
Southern Mono Health Care District ,
GO, A, NATL Insured, Zero Cpn., 8/01/28 ................................ 2,340,000 1,925,878
GO, A, NATL Insured, Zero Cpn., 8/01/29 ................................ 2,440,000 1,929,143

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Southern Mono Health Care District, (continued)
GO, A, NATL Insured, Zero Cpn., 8/01/30 ................................ $ 2,550,000 $ 1,939,202
GO, A, NATL Insured, Zero Cpn., 8/01/31 ................................ 2,660,000 1,944,497
State of California ,
GO, Refunding, 5%, 9/01/23 ......................................... 15,000,000 15,139,971
GO, Refunding, 4%, 10/01/23 ......................................... 31,000,000 31,159,681
GO, Refunding, 5%, 12/01/23 ......................................... 5,000,000 5,069,526
GO, 6%, 5/01/24 .................................................. 1,280,000 1,285,955
GO, NATL Insured, 6%, 8/01/24 ....................................... 500,000 505,976
GO, 5.625%, 9/01/24 ............................................... 175,000 177,205
GO, Refunding, 4%, 10/01/24 ......................................... 5,685,000 5,768,198
GO, Refunding, 4%, 11/01/24 ......................................... 11,655,000 11,835,780
GO, 5%, 11/01/24 ................................................. 5,000,000 5,158,047
GO, 4%, 12/01/24 ................................................. 3,500,000 3,557,424
GO, 5%, 3/01/25 .................................................. 10,000,000 10,384,674
GO, AMBAC Insured, 5.9%, 3/01/25 .................................... 110,000 111,562
GO, Refunding, 5%, 4/01/25 ......................................... 5,000,000 5,189,003
GO, Refunding, 5%, 11/01/25 ......................................... 39,975,000 41,986,050
GO, Refunding, 5%, 12/01/25 ......................................... 23,000,000 24,199,666
GO, Refunding, 5%, 9/01/26 ......................................... 8,500,000 9,092,944
GO, 5%, 3/01/27 .................................................. 5,000,000 5,204,388
GO, 5%, 4/01/27 .................................................. 4,000,000 4,340,001
GO, Refunding, 5%, 4/01/28 ......................................... 2,930,000 3,247,635
GO, Refunding, 5%, 11/01/30 ......................................... 5,320,000 6,190,014
GO, Refunding, 5%, 10/01/32 ......................................... 4,125,000 4,686,633
GO, 5%, 4/01/33 .................................................. 5,000,000 5,629,571
GO, Refunding, 5%, 3/01/35 ......................................... 56,185,000 63,345,009
GO, Refunding, 5%, 9/01/35 ......................................... 9,000,000 9,567,446
GO, Refunding, 4%, 3/01/37 ......................................... 10,000,000 10,168,769
GO, Refunding, 5%, 8/01/37 ......................................... 2,900,000 3,150,747
GO, 5%, 10/01/39 ................................................. 15,000,000 15,748,029
GO, 5%, 4/01/43 .................................................. 44,745,000 44,790,336
GO, 5%, 10/01/44 ................................................. 25,000,000 25,450,115
GO, 5%, 3/01/45 .................................................. 17,500,000 18,006,285
GO, 5%, 8/01/45 .................................................. 22,085,000 22,851,109
GO, 5%, 9/01/45 .................................................. 5,000,000 5,223,451
GO, 5%, 8/01/46 .................................................. 45,200,000 47,134,953
GO, 5%, 9/01/46 .................................................. 8,930,000 9,321,318
GO, 5%, 10/01/47 ................................................. 1,000,000 1,038,159
GO, 5%, 10/01/48 ................................................. 5,000,000 5,317,835
GO, 1996, FGIC Insured, 5.375%, 6/01/26 ............................... 1,065,000 1,071,629
GO, 1997, NATL, FGIC Insured, 5.625%, 10/01/26 ......................... 5,005,000 5,016,215
GO, 2004, 5.125%, 4/01/24 .......................................... 5,000 5,008
GO, 2004, 5.2%, 4/01/26 ............................................ 20,000 20,037
GO, 2017, 5%, 11/01/27 ............................................. 2,380,000 2,615,245
GO, 2017, 5%, 11/01/47 ............................................. 33,370,000 35,435,186
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 38,600,000 44,755,685
GO, 2022, Refunding, 5%, 4/01/35 ..................................... 12,985,000 14,357,809
Department of Water Resources, Revenue, BD, 5%, 12/01/26 ................ 3,250,000 3,518,942
Department of Water Resources, Revenue, BD, 5%, 12/01/27 ................ 8,240,000 9,125,236
Department of Water Resources, Revenue, BD, 5%, 12/01/28 ................ 1,650,000 1,868,912
Sulphur Springs Union School District ,
COP, 2010, AGMC Insured, ETM, 6.5%, 12/01/37 .......................... 790,000 815,422
COP, 2010, AGMC Insured, 6.5%, 12/01/37 .............................. 1,695,000 1,846,217
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 5,215,000 5,693,175
COP, 2010, Pre-Refunded, AGMC Insured, 6.5%, 12/01/37 .................. 4,480,000 4,872,240

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
Three Rivers Levee Improvement Authority ,
Special Tax, 2021 A, Refunding, 3%, 9/01/23 ............................. $ 220,000 $ 218,056
Special Tax, 2021 A, Refunding, 3%, 9/01/24 ............................. 245,000 237,683
Special Tax, 2021 A, Refunding, 4%, 9/01/25 ............................. 280,000 279,182
Special Tax, 2021 A, Refunding, 4%, 9/01/36 ............................. 1,080,000 1,007,211
Special Tax, 2021 A, Refunding, 4%, 9/01/41 ............................. 2,840,000 2,457,320
Special Tax, 2021 A, Refunding, 4%, 9/01/46 ............................. 2,700,000 2,202,071
Special Tax, 2021 A, Refunding, 4%, 9/01/51 ............................. 5,065,000 4,038,981
Tobacco Securitization Authority of Northern California ,
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 5%, 6/01/29 ............................................ 1,500,000 1,649,041
Sacramento County Tobacco Securitization Corp., Revenue, Senior Lien, 2021 A, 1,
Refunding, 4%, 6/01/49 ............................................ 8,000,000 7,193,478
Tobacco Securitization Authority of Southern California , San Diego County Tobacco
Asset Securitization Corp. , Revenue , 2019 B-1 , Refunding , 5% , 6/01/48 ......... 15,160,000 15,366,767
Town of Tiburon ,
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.375%,
9/02/41 ........................................................ 550,000 359,243
Assessment District No. 2017-1, 1915 Act, Special Assessment, 2021 A, 2.5%,
9/02/51 ........................................................ 1,250,000 744,818
Tracy Community Facilities District ,
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 3%, 9/01/24 ...................................... 100,000 98,132
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/25 ...................................... 115,000 114,529
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/28 ...................................... 120,000 119,922
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/30 ...................................... 110,000 109,714
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/36 ...................................... 430,000 411,825
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/41 ...................................... 665,000 602,748
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/46 ...................................... 885,000 774,140
City of Tracy Community Facilities District No. 2016-02 Improvement Area No. 2,
Special Tax, 2021, 4%, 9/01/51 ...................................... 2,210,000 1,881,906
Transbay Joint Powers Authority ,
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/45 ........................... 13,420,000 13,742,579
Transbay Redevelopment Project Tax Increment Re-Development Project, Tax
Allocation, Senior Lien, 2020 A, 5%, 10/01/49 ........................... 6,400,000 6,494,386
Truckee-Donner Public Utility District , Water System , Revenue , 2022 A , 5% , 11/15/47
3,230,000 3,556,401
Tulare County Board of Education ,
COP, Pre-Refunded, BAM Insured, 5.375%, 5/01/33 ........................ 3,185,000 3,196,412
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/38 ......................... 8,305,000 8,336,432
COP, Pre-Refunded, BAM Insured, 5.5%, 5/01/43 ......................... 10,855,000 10,896,083
Turlock Irrigation District ,
Revenue, 2019, Refunding, 5%, 1/01/44 ................................. 9,060,000 9,826,931
Revenue, 2020, Refunding, 5%, 1/01/37 ................................. 2,090,000 2,307,919
Revenue, 2020, Refunding, 5%, 1/01/38 ................................. 940,000 1,033,315
Revenue, 2020, Refunding, 5%, 1/01/39 ................................. 2,250,000 2,462,845
Union Elementary School District ,
GO, 1999 A, NATL Insured, Zero Cpn., 9/01/24 ........................... 2,000,000 1,906,103
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/25 ........................... 5,500,000 5,083,152
GO, 2001 B, NATL Insured, Zero Cpn., 9/01/26 ........................... 5,850,000 5,243,827

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
California (continued)
University of California ,
Revenue, 2015 I, Refunding, 5%, 5/15/40 ................................ $ 22,990,000 $ 23,765,483
Revenue, 2015 I, Refunding, 5%, 5/15/50 ................................ 25,420,000 26,135,116
Revenue, 2016 AR, Refunding, 5%, 5/15/41 .............................. 13,760,000 14,453,135
Revenue, 2016 K, 4%, 5/15/46 ........................................ 19,850,000 19,008,914
Revenue, 2017 AV, 5.25%, 5/15/47 ..................................... 6,775,000 7,215,895
Revenue, 2017 M, 5%, 5/15/37 ....................................... 15,410,000 16,522,007
Revenue, 2017 M, 5%, 5/15/47 ....................................... 12,750,000 13,436,005
Revenue, 2018 AZ, Refunding, 5%, 5/15/43 .............................. 28,000,000 29,879,349
Revenue, 2018 AZ, Refunding, 5%, 5/15/48 .............................. 70,790,000 75,046,171
Revenue, 2018 O, Refunding, 5%, 5/15/39 ............................... 14,400,000 15,493,959
Revenue, 2018 O, Refunding, 5%, 5/15/48 ............................... 17,250,000 18,253,665
Revenue, 2020 BE, Refunding, 5%, 5/15/42 .............................. 5,000,000 5,457,328
Revenue, 2021 Q, Refunding, 4%, 5/15/37 ............................... 1,500,000 1,542,295
Revenue, 2022 BK, 5%, 5/15/52 ....................................... 250,000,000 272,613,700
Upland Community Facilities District ,
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/40 ........................................................ 260,000 233,307
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/45 ........................................................ 165,000 143,165
City of Upland Community Facilities District No. 2016-1, Special Tax, 2021 A, 4%,
9/01/51 ........................................................ 260,000 218,509
Upland Unified School District , GO , 2011 C , Zero Cpn., 8/01/45 .................
62,900,000 21,568,938
Val Verde Unified School District ,
GO, 2010 B, AGMC Insured, 6.125%, 8/01/34 ............................ 1,000,000 1,208,782
GO, 2020 A, BAM Insured, 4%, 8/01/46 ................................. 1,450,000 1,383,060
Community Facilities District No. 2018-1, Special Tax, 2022, 4%, 9/01/52 ........ 7,000,000 5,865,644
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/43 .................................................. 1,230,000 1,251,056
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/48 .................................................. 1,755,000 1,765,921
Community Facilities District No. 2018-2 Improvement Area No. 1, Special Tax, 2018
2, 5%, 9/01/53 .................................................. 2,445,000 2,452,550
Vallejo Public Financing Authority , Vallejo CA-Hiddenbrooke Improvement District No.
1 , Revenue , 2004 A , 5.8% , 9/01/31 .................................... 3,225,000 3,258,424
Vista Redevelopment Agency Successor Agency , Tax Allocation , 2015 B-1 , Refunding ,
AGMC Insured , 5% , 9/01/37 .......................................... 3,020,000 3,145,031
Vista Unified School District ,
GO, 2002 A, AGMC Insured, Zero Cpn., 8/01/26 ........................... 7,150,000 6,356,622
GO, 2002 A, AGMC Insured, Zero Cpn., 2/01/27 ........................... 4,795,000 4,186,145
Washington Township Health Care District , GO , 2015 B , 5% , 8/01/45 .............
15,000,000 15,176,768
West Basin Municipal Water District ,
Revenue, 2021 A, Refunding, 5%, 8/01/23 ............................... 2,170,000 2,186,790
Revenue, 2021 A, Refunding, 5%, 8/01/25 ............................... 1,365,000 1,429,470
Revenue, 2021 A, Refunding, 5%, 8/01/26 ............................... 1,000,000 1,070,229
West Sacramento Area Flood Control Agency ,
Special Assessment, 2015, AGMC Insured, 5%, 9/01/40 ..................... 3,000,000 3,125,291
Special Assessment, 2015, AGMC Insured, 5%, 9/01/45 ..................... 7,500,000 7,796,327
West Sacramento Financing Authority , Special Tax , A , AGMC Insured , 5% , 9/01/34 ..
4,940,000 5,615,611
12,948,694,670
Oregon 0.0%
†
b
State of Oregon Housing & Community Services Department , Union at Pacific Highway
LP , Revenue , 144A, 2022 II-2 , 6.75% , 12/01/25 ........................... 2,525,000 2,487,978

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Wisconsin 0.8%
b
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ $ 30,400,000 $ 24,087,561
Gulf Coast Portfolio Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/23 .... 83,000,000 83,000,000
107,087,561
U.S. Territories 2.3%
Guam 0.2%
Antonio B Won Pat International Airport Authority ,
Revenue, 2021 A, Refunding, 2.499%, 10/01/25 ........................... 2,660,000 2,446,728
Revenue, 2021 A, Refunding, 2.899%, 10/01/27 ........................... 2,150,000 1,896,617
Revenue, 2021 A, Refunding, 3.099%, 10/01/28 ........................... 3,140,000 2,725,844
Revenue, 2021 A, Refunding, 3.189%, 10/01/29 ........................... 3,560,000 3,032,277
Revenue, 2021 A, Refunding, 3.339%, 10/01/30 ........................... 2,400,000 2,017,242
Revenue, 2021 A, Refunding, 3.489%, 10/01/31 ........................... 2,155,000 1,793,204
Revenue, 2021 A, Refunding, 3.839%, 10/01/36 ........................... 9,650,000 7,894,242
Revenue, 2021 A, Refunding, 4.46%, 10/01/43 ............................ 2,400,000 1,884,504
23,690,658
Puerto Rico 2.1%
Children's Trust Fund ,
Revenue, 5.5%, 5/15/39 ............................................. 6,210,000 6,210,361
Revenue, 2002, 5.625%, 5/15/43 ...................................... 16,000,000 16,160,858
e
Puerto Rico Electric Power Authority ,
Revenue, 2012 A, 5%, 7/01/29 ........................................ 20,000,000 13,900,000
Revenue, 2013 A, 7%, 7/01/33 ........................................ 50,000,000 36,000,000
Revenue, WW, 5%, 7/01/28 .......................................... 12,030,000 8,360,850
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities
Financing Authority , AES Puerto Rico LP , Revenue , 2000 A , 6.625% , 6/01/26 ..... 5,200,000 5,281,245
Puerto Rico Sales Tax Financing Corp. ,
Sales Tax, Revenue, A-1, 4.75%, 7/01/53 ................................ 29,500,000 26,443,272
Sales Tax, Revenue, A-1, 5%, 7/01/58 .................................. 184,264,000 170,960,139
283,316,725
Total U.S. Territories .................................................................... 307,007,383
Total Municipal Bonds (Cost $13,079,656,277) ..................................
13,365,277,592
a a a a

Franklin California Tax-Free Income Fund
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

See Abbreviations on page 52 .
Short Term Investments 0.5%
a a
Principal
Amount
a
Value
Municipal Bonds 0.5%
California 0.5%
f
Eastern Municipal Water District , Revenue , 2018 A , Refunding , SPA Bank of America
NA , Daily VRDN and Put , 1.54% , 7/01/46 ................................ $ 19,250,000 $ 19,250,000
f
Irvine Ranch Water District , Special Assessment , 2009 B , LOC Bank of America NA ,
Daily VRDN and Put , 1.55% , 10/01/41 .................................. 16,000,000 16,000,000
f
Southern California Public Power Authority , Revenue , 2020-3 , Refunding , LOC US
Bank NA , Daily VRDN and Put , 1.65% , 7/01/36 ........................... 25,300,000 25,300,000
f
University of California , Revenue , 2013 AL-4 , Refunding , Daily VRDN and Put , 1.55% ,
5/15/48 ......................................................... 9,000,000 9,000,000
69,550,000
Total Municipal Bonds (Cost $69,550,000) ......................................
69,550,000
Total Short Term Investments (Cost $69,550,000 ) ................................
69,550,000
a
Total Investments (Cost $13,149,206,277) 99.3% ................................
$13,434,827,592
Other Assets, less Liabilities 0.7% .............................................
95,185,389
Net Assets 100.0% ...........................................................
$13,530,012,981
†
Rounds to less than 0.1% of net assets.
a
The maturity date shown represents the mandatory put date.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At February 28, 2023, the aggregate value of these securities was $995,369,792, representing 7.4% of net assets.
c
Security purchased on a when-issued basis. See Note 1(b).
d
A portion or all of the security purchased on a delayed delivery basis. See Note 1(b).
e
See Note 7 regarding defaulted securities.
f
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $13,149,206,277
Value - Unaffiliated issuers .................................................................. $13,434,827,592
Cash .................................................................................... 8,843,416
Receivables:
Investment securities sold ................................................................... 25,916,500
Capital shares sold ........................................................................ 7,257,998
Interest ................................................................................. 129,065,274
Total assets .......................................................................... 13,605,910,780
Liabilities:
Payables:
Investment securities purchased .............................................................. 39,820,424
Capital shares redeemed ................................................................... 21,977,770
Management fees ......................................................................... 5,087,035
Distribution fees .......................................................................... 1,318,768
Transfer agent fees ........................................................................ 2,102,766
Trustees' fees and expenses ................................................................. 9,895
Distributions to shareholders ................................................................. 5,061,026
Accrued expenses and other liabilities ........................................................... 520,115
Total liabilities ......................................................................... 75,897,799
Net assets, at value ................................................................. $13,530,012,981
Net assets consist of:
Paid-in capital ............................................................................. $14,226,921,225
Total distributable earnings (losses) ............................................................. (696,908,244)
Net assets, at value ................................................................. $13,530,012,981

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Assets and Liabilities
(continued)
February 28, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
California Tax-
Free Income
Fund
Class A:
Net assets, at value ....................................................................... $2,282,253,852
Shares outstanding ........................................................................ 339,163,283
Net asset value per share
a
.................................................................. $6.73
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.99
Class A1:
Net assets, at value ....................................................................... $8,130,314,964
Shares outstanding ........................................................................ 1,209,954,569
Net asset value per share
a
.................................................................. $6.72
Maximum offering price per share (net asset value per share ÷ 96.25%) ................................ $6.98
Class C:
Net assets, at value ....................................................................... $502,065,024
Shares outstanding ........................................................................ 74,868,903
Net asset value and maximum offering price per share
a
............................................. $6.71
Class R6:
Net assets, at value ....................................................................... $271,190,453
Shares outstanding ........................................................................ 40,409,682
Net asset value and maximum offering price per share ............................................. $6.71
Advisor Class:
Net assets, at value ....................................................................... $2,344,188,688
Shares outstanding ........................................................................ 349,467,946
Net asset value and maximum offering price per share ............................................. $6.71
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

Franklin California Tax-Free Income Fund
Financial Statements
Statement of Operations
for the year ended February 28, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
California Tax-
Free Income
Fund
Investment income:
Dividends:
Unaffiliated issuers ........................................................................ $247,568
Interest:
Unaffiliated issuers ........................................................................ 572,750,697
Total investment income ................................................................... 572,998,265
Expenses:
Management fees (Note 3 a ) ................................................................... 62,302,974
Distribution fees: (Note 3c )
    Class A ................................................................................ 5,476,654
    Class A1 ............................................................................... 8,614,726
    Class C ................................................................................ 3,751,528
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 1,302,214
    Class A1 ............................................................................... 5,244,810
    Class C ................................................................................ 344,922
    Class R6 ............................................................................... 70,942
    Advisor Class ............................................................................ 1,389,188
Custodian fees (Note 4 ) ...................................................................... 71,534
Reports to shareholders fees .................................................................. 64,873
Registration and filing fees .................................................................... 156,886
Professional fees ........................................................................... 189,768
Trustees' fees and expenses .................................................................. 166,912
Other .................................................................................... 2,402,574
Total expenses ......................................................................... 91,550,505
Expense reductions (Note 4 ) ............................................................... (103,290)
Net expenses ......................................................................... 91,447,215
Net investment income ................................................................ 481,551,050
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (251,280,134)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (1,298,821,901)
Net realized and unrealized gain (loss) ............................................................ (1,550,102,035)
Net increase (decrease) in net assets resulting from operations .......................................... $(1,068,550,985)

Franklin California Tax-Free Income Fund
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin California Tax-Free Income Fund
Year Ended
February 28, 2023
Year Ended
February 28, 2022
a
Year Ended
March 31, 2021
Increase (decrease) in net assets:
Operations:
Net investment income .............................. $481,551,050 $416,241,993 $490,235,889
Net realized gain (loss) .............................. (251,280,134) 127,429,234 22,797,752
Net change in unrealized appreciation (depreciation) ........ (1,298,821,901) (745,776,220) 421,902,497
Net increase (decrease) in net assets resulting from
operations ................................... (1,068,550,985) (202,104,993) 934,936,138
Distributions to shareholders:
Class A .......................................... (69,389,422) (53,499,461) (48,518,935)
Class A1 ......................................... (291,237,786) (260,995,462) (328,240,709)
Class C .......................................... (15,920,211) (16,830,244) (25,424,832)
Class R6 ......................................... (9,932,240) (8,375,467) (6,958,278)
Advisor Class ..................................... (80,017,223) (65,985,188) (70,956,814)
Total distributions to shareholders ....................... (466,496,882) (405,685,822) (480,099,568)
Capital share transactions: (Note 2 )
Class A .......................................... 100,621,549 434,390,342 639,600,509
Class A1 ......................................... (1,115,843,080) (508,292,749) (679,834,875)
Class C .......................................... (155,679,199) (269,980,029) (132,618,274)
Class R6 ......................................... (40,507,767) 78,785,563 90,043,567
Advisor Class ..................................... (26,099,903) 218,813,972 548,024,489
Total capital share transactions ......................... (1,237,508,400) (46,282,901) 465,215,416
Net increase (decrease) in net assets ................ (2,772,556,267) (654,073,716) 920,051,986
Net assets:
Beginning of year .................................... 16,302,569,248 16,956,642,964 16,036,590,978
End of year ........................................ $13,530,012,981 $16,302,569,248 $16,956,642,964
a
For the period April 1, 2021 to February 28, 2022.

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin California Tax-Free Income Fund (Fund) is
registered under the Investment Company Act of 1940
(1940 Act) as an open-end management investment
company. The Fund follows the accounting and reporting
guidance in Financial Accounting Standards Board (FASB)
Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies
the specialized accounting and reporting guidance in U.S.
Generally Accepted Accounting Principles (U.S. GAAP),
including, but not limited to, ASC 946. The Fund offers five classes of shares: Class A, Class A1, Class C, Class R6
and Advisor Class. Class C shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Subsequent to March 31, 2021, the Fund’s fiscal year end
changed to February 28.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund’s investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Debt securities generally trade in the over-the-counter
(OTC) market rather than on a securities exchange. The
Fund's pricing services use multiple valuation techniques
to determine fair value. In instances where sufficient
market activity exists, the pricing services may utilize a
market-based approach through which quotes from market
makers are used to determine fair value. In instances
where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation
models which may consider market characteristics such as
benchmark yield curves, credit spreads, estimated default
rates, anticipated market interest rate volatility, coupon
rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to
estimate the relevant cash flows, which are then discounted
to calculate the fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
b. Securities Purchased on a When-Issued or Delayed
Delivery Basis
The Fund purchases securities on a when-issued or delayed
delivery basis, with payment and delivery scheduled for
a future date. These transactions are subject to market
fluctuations and are subject to the risk that the value at
delivery may be more or less than the trade date purchase
price. Although the Fund will generally purchase these
securities with the intention of holding the securities, it may sell the securities before the settlement date.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S.
federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of February 28, 2023, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of
premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date. Dividends from net investment
income are normally declared daily; these dividends may
be reinvested or paid monthly to shareholders. Distributions from realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Insurance
The scheduled payments of interest and principal for each
insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance
policy. Some municipal securities in the Fund are secured by collateral guaranteed by an agency of the U.S. government.
Depending on the type of coverage, premiums for insurance
are either added to the cost basis of the security or paid by a third party.
Insurance companies typically insure municipal bonds that
tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event
involving an insurer could have an adverse effect on the
value of the securities insured by that insurance company.
There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Fund's organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
c. Income Taxes
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
2. Shares of Beneficial Interest
At February 28, 2023, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:
Year Ended
February 28, 2023
Shares Amount
Class A Shares:
Shares sold
a
................................... 113,906,985 $778,585,782
Shares issued in reinvestment of distributions .......... 9,225,724 62,821,340
Shares redeemed ............................... (108,208,870) (740,785,573)
Net increase (decrease) .......................... 14,923,839 $100,621,549
Class A1 Shares:
Shares sold ................................... 36,946,535 $252,962,604
Shares issued in reinvestment of distributions .......... 35,780,874 243,500,586
Shares redeemed ............................... (236,002,608) (1,612,306,270)
Net increase (decrease) .......................... (163,275,199) $(1,115,843,080)
Class C Shares:
Shares sold ................................... 7,542,898 $51,411,332
Shares issued in reinvestment of distributions .......... 2,243,152 15,238,724
Shares redeemed
a
.............................. (32,514,202) (222,329,255)
Net increase (decrease) .......................... (22,728,152) $(155,679,199)
Class R6 Shares:
Shares sold ................................... 23,952,395 $167,059,723
Shares issued in reinvestment of distributions .......... 1,425,457 9,689,791
Shares redeemed ............................... (31,468,180) (217,257,281)
Net increase (decrease) .......................... (6,090,328) $(40,507,767)
Advisor Class Shares:
Shares sold ................................... 348,276,868 $2,358,628,835
Shares issued in reinvestment of distributions .......... 10,560,690 71,717,632
Shares redeemed ............................... (362,624,261) (2,456,446,370)
Net increase (decrease) .......................... (3,786,703) $(26,099,903)
Year Ended
February 28, 2022
b
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 102,849,999 $800,681,168 116,764,837 $900,106,033
Shares issued in reinvestment of distributions .......... 6,232,164 48,151,934 5,649,675 43,540,099
Shares redeemed ............................... (53,757,023) (414,442,760) (39,521,104) (304,045,623)
Net increase (decrease) .......................... 55,325,140 $434,390,342 82,893,408 $639,600,509

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Year Ended
February 28, 2022
b
Year Ended
March 31, 2021
Shares Amount Shares Amount
Class A1 Shares:
Shares sold ................................... 27,965,848 $216,900,382 38,448,447 $295,862,358
Shares issued in reinvestment of distributions .......... 28,376,063 219,117,806 35,578,222 273,460,524
Shares redeemed ............................... (122,160,097) (944,310,937) (163,644,176) (1,249,157,757)
Net increase (decrease) .......................... (65,818,186) $(508,292,749) (89,617,507) $(679,834,875)
Class C Shares:
Shares sold ................................... 8,856,498 $68,689,312 21,886,128 $168,140,968
Shares issued in reinvestment of distributions .......... 2,081,718 16,060,375 3,102,271 23,791,412
Shares redeemed
a
.............................. (45,808,242) (354,729,716) (42,202,150) (324,550,654)
Net increase (decrease) .......................... (34,870,026) $(269,980,029) (17,213,751) $(132,618,274)
Class R6 Shares:
Shares sold ................................... 27,701,071 $212,525,404 18,408,171 $141,741,350
Shares issued in reinvestment of distributions .......... 1,060,271 8,169,377 897,010 6,895,210
Shares redeemed ............................... (18,788,650) (141,909,218) (7,653,152) (58,592,993)
Net increase (decrease) .......................... 9,972,692 $78,785,563 11,652,029 $90,043,567
Advisor Class Shares:
Shares sold ................................... 89,585,752 $690,000,973 129,992,816 $988,998,367
Shares issued in reinvestment of distributions .......... 7,531,931 58,048,798 8,037,135 61,706,862
Shares redeemed ............................... (68,827,137) (529,235,799) (65,656,687) (502,680,740)
Net increase (decrease) .......................... 28,290,546 $218,813,972 72,373,264 $548,024,489
a
May include a portion of Class C shares that were automatically converted to Class A.
b
For the period April 1, 2021 to February 28, 2022.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Advisers based on the month-end net assets of the Fund as follows:
For the year ended February 28, 2023, the gross effective investment management fee rate was 0.439% of the Fund’s average daily net assets.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plans, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class. Under the Class A and A1 reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class
C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% Over $15 billion, up to and including $17.5 billion
0.380% Over $17.5 billion, up to and including $20 billion
0.360% In excess of $20 billion
Class A .................................................................................. 0.25%
Class A1 ................................................................................. 0.10%
Class C .................................................................................. 0.65%
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations.
Effective October 1, 2022, the fees are based on an annualized asset based fee of 0.016% plus a reduced transaction based fee. Prior to October 1, 2022, the fees were based on an annualized asset based fee of 0.02% plus a transaction based fee.
In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes' aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.
For the year ended February 28, 2023, the Fund paid transfer agent fees of $8,352,076, of which $3,403,019 was retained by
Investor Services.
f. Waiver and Expense Reimbursements
Effective April 1, 2022, Advisers has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.65%, based on the average net assets of each class until June 30, 2023. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Investor Services has contractually agreed in advance to waive or limit its fees so that the Class R6 transfer agent fees do not exceed 0.03% based on the average net assets of the class until June 30, 2023.
g. Interfund Transactions
The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the year ended February 28, 2023, these purchase and sale transactions aggregated $480,682,021 and $571,537,589, respectively, with net realized losses of
$7,688,064.
4. Expense Offset Arrangement
The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended February 28, 2023, the custodian fees were reduced as noted in the Statement of Operations.
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $60,536
CDSC retained .............................................................................. $565,319
3. Transactions with Affiliates
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At February 28, 2023, the capital loss carryforwards were as follows:
The tax character of distributions paid during the years ended February 28, 2023 and 2022 , and March 31, 2021, was as
follows:
At February 28, 2023 , the cost of investments , net unrealized appreciation (depreciation) , and u ndistributed tax exempt income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and wash sales.
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended February 28, 2023, aggregated
$5,918,598,093 and $6,605,465,522, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $608,343,144
Long term ................................................................................ 396,110,365
Total capital loss carryforwards ............................................................... $1,004,453,509
2023 2022
Distributions paid from:
Ordinary income .......................................................... $739,344 $—
Tax exempt income ........................................................ 465,757,538 405,685,822
$466,496,882 $405,685,822
2021
Distributions paid from:
Tax exempt income ........................................................ $480,099,568
Cost of investments .......................................................................... $13,145,482,543
Unrealized appreciation ........................................................................ $785,971,065
Unrealized depreciation ........................................................................ (496,626,016)
Net unrealized appreciation (depreciation) .......................................................... $289,345,049
Distributable earnings:
Undistributed tax exempt income ................................................................. $23,660,906

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
7. Defaulted Securities
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At February
28, 2023, the aggregate value of these securities was $58,260,850, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
8. Concentration of Risk
The Fund invests a large percentage of its total assets in obligations of issuers within its California and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.
9. Geopolitical Risk
On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board.
10. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations and its ability to achieve its investment objectives.
11. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on February 2, 2024. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended February 28, 2023, the Fund did not use the Global Credit Facility.
12. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments

Franklin California Tax-Free Income Fund
Notes to Financial Statements

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Annual Report
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At February 28, 2023, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.
13. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
12. Fair Value Measurements
(continued)

Franklin California Tax-Free Income Fund
Notes to Financial Statements

franklintempleton.com
Annual Report
Abbreviations
Selected Portfolio
1915 Act
Improvement Bond Act of 1915
ABAG
Association of Bay Area Governments
AGMC
Assured Guaranty Municipal Corp.
AMBAC
American Municipal Bond Assurance Corp.
BAM
Build America Mutual Assurance Co.
COP
Certificate of Participation
ETM
Escrowed to Maturity
FGIC
Financial Guaranty Insurance Co.
FHLMC
Federal Home Loan Mortgage Corp.
GNMA
Government National Mortgage Association
GO
General Obligation
LOC
Letter of Credit
NATL
National Reinsurance Corp.
SPA
Standby Purchase Agreement

Franklin California Tax-Free Income Fund

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Annual Report
Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of Franklin California Tax-Free Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
California Tax-Free Income Fund (the “Fund”) as of February 28, 2023, the related statements of operations for the year ended
February 28, 2023, the statement of changes in net assets for the year ended February 28, 2023, the period April 1, 2021 through February 28, 2022 and year ended March 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 28, 2023, the results of its operations for the year ended February 28, 2023, the changes in its net assets for the year ended February 28, 2023, the period April 1,
2021 through February 28, 2022 and year ended March 31, 2021, and the financial highlights for each of the periods indicated
therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 28, 2023 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
April 18, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin California Tax-Free Income Fund
Tax Information (unaudited)

franklintempleton.com
Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amount, or if subsequently determined to be different, the maximum allowable amount, for the fiscal year ended February 28, 2023:
Pursuant to: Amount Reported
Exempt-Interest Dividends Distributed §852(b)(5)(A) $465,757,538

Franklin California Tax-Free Income Fund
Board Members and Officers

franklintempleton.com
Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Fund, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton /Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1977 118 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2017 118 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 118 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since
1998 and Lead
Independent
Trustee since
2019
118 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 118 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of the Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 118 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously 2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016), various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
**Gregory E. Johnson
(1961)
Chairman of
the Board,
Trustee and
Vice President
Chairman of the Board
and Vice President
since January 2023 and
Trustee since 2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice Chairman, Investment
Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources, Inc.
**Rupert H. Johnson, Jr.
(1940)
Trustee Since 1983 118 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ben Barber (1969) Vice President Since 2020 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Advisers, Inc.; Director, Municipal Bonds; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and formerly , Co-Head of Municipal Bonds, Goldman Sachs Asset Management (1999-2020).
Alison E. Baur (1964) Vice President Since 2012 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Deputy General Counsel, Franklin Templeton; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Breda M. Beckerle (1958) Chief
Compliance
Officer
Since 2020 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Chief Compliance Officer, Fiduciary Investment Management International, Inc.; and officer of certain funds in the Franklin Templeton/Legg
Mason fund complex.
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Steven J. Gray (1955) Vice
President and
Co-Secretary
Vice President
since 2009 and Co-
Secretary since 2019
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Distributors, LLC; and officer of certain funds in the
Franklin Templeton/Legg Mason fund complex.
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President –
AML Compliance
Since 2021 Not Applicable Not Applicable
620 Eighth Avenue New York,
NY 10018
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo,
CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President Since 2015 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund

franklintempleton.com
Annual Report
*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
**Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund’s investment manager and distributor. Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and major shareholder of Resources.
Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
The Statement of Additional Information (SAI) includes additional information about the board members and is available, without charge, upon request.
Shareholders may call (800) DIAL BEN/342-5236 to request the SAI.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member*
Other Directorships Held
During at Least the Past 5 Years
Lori A. Weber (1964) Vice
President and
Co-Secretary
Vice President since
2011 and Co-Secretary
since 2019
Not Applicable Not Applicable
300 S.E. 2nd Street
Fort Lauderdale, FL 33301-
1923
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; Assistant Secretary, Franklin Resources, Inc.; Vice President and Secretary,
Templeton Investment Counsel, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin California Tax-Free Income Fund
Shareholder Information

franklintempleton.com
Annual Report
Proxy Voting Policies and Procedures
The Fund’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Fund
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Fund’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Fund’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Fund files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.
Householding of Reports and
Prospectuses
You will receive, or receive notice of the availability of,
the Fund’s financial reports every six months. In addition,
you will receive an annual updated summary prospectus
(detail prospectus available upon request). To reduce
Fund expenses, we try to identify related shareholders in a
household and send only one copy of the financial reports
(to the extent received by mail) and summary prospectus.
This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have
these documents householded, please call us at (800)
632-2301. At any time you may view current prospectuses/
summary prospectuses and financial reports on our website.
If you choose, you may receive these documents through
electronic delivery.

1112 A 04/23
© 2023 Franklin Templeton Investments. All rights reserved.
Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.
To help ensure we provide you with quality service, all calls to and from our service areas are monitored and/or recorded.
Annual Report and Shareholder Letter
Franklin California Tax-Free Income Fund
Investment Manager Distributor Shareholder Services
Franklin Advisers, Inc. Franklin Distributors, LLC
(800) DIAL BEN
®
/ 342-5236
franklintempleton.com
(800) 632-2301

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $90,613 for the fiscal year ended February 28, 2023 and $94,047 for the fiscal year ended February 28, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended February 28, 2023, and $0 for the fiscal year ended February 28, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended February 28, 2023 and $7,395 for the fiscal year ended February 28, 2022. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $245,711 for the fiscal year ended February 28, 2023 and $73,743 for the fiscal year ended February 28, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, benchmarking services in connection with the ICI TA Survey, professional fees in connection with SOC 1 Reports, fees in connection with a license for accounting and business knowledge platform Viewpoint, fees in connection with a license for employee development tool ProEdge and professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $315,711 for the fiscal year ended February 28, 2023 and $81,138 for the fiscal year ended February 28, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures.
The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.
Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.
There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.                             N/A

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section302

(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

section906

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE INCOME FUND

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  April 26, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  April 26, 2023